Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Virtus Investment Trust
Entity Central Index Key	0000867297
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000021605 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Dividend Value Fund
Class Name	Class A
Trading Symbol	PNEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus NFJ Dividend Value Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Dividend Value Fund Class A / PNEAX	$106	1.03%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Stock selection within the real estate, health care, and utilities sectors detracted from performance relative to the Fund’s style-specific benchmark during the fiscal year. Stock selection in the energy and information technology (IT) sectors contributed. An underweight in communication services and an overweight in real estate detracted over the period. Conversely, an overweight in utilities and an underweight in consumer discretionary contributed to performance. The biggest individual contributors to performance during the 12-month period were Bank of America, Intuit, Citigroup, MonotaRO, and Eversource Energy. The biggest detractors from performance during the period were UnitedHealth Group, Alexandria Real Estate Equities, Thermo Fisher Scientific, Teleflex, and Prologis. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Bank of America	Positive	Over the 12-month period, the company largely exceeded or met analysts’ estimates, due in part to higher-than-expected trading revenues as investors navigated volatile markets. Also, management continued to buy back shares, repurchasing $4.5 billion worth of shares in the first quarter of 2025 alone.

Intuit	Positive	The parent of TurboTax, Credit Karma, QuickBooks, and Mailchimp reported better-than-expected quarterly results over the 12-month period. Shares rose precipitously toward the end of the reporting period. Results from the tax-preparation season quarter included ahead-of-consensus growth within the consumer segment due in part to strong uptake of Intuit Assist, the company’s new artificial intelligence (AI) tool for tax preparation.

UnitedHealth Group	Negative	The healthcare insurer and provider struggled, particularly toward the end of the reporting period when the company missed quarterly earnings estimates and suspended its 2025 earnings outlook on greater-than-anticipated costs in its Medicare business. Chief Executive Andrew Witty stepped down and company Chairman Stephen Hemsley, who served as UnitedHealth’s Chief Executive Officer for over a decade, returned to the position.

Alexandria Real Estate Equities	Negative	The high-quality office real estate investment trust (REIT) was negatively impacted by concerns about slower leasing activity amid a sluggish market for lab demand in life sciences. Management reduced its earnings guidance for fiscal year 2025. Notably, the company hiked its quarterly dividend and announced a $500 million share buyback plan toward the end of 2024.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus NFJ Dividend Value Fund (Class A/PNEAX) at NAV(1)	5.01%	9.99%	6.53%
Virtus NFJ Dividend Value Fund (Class A/PNEAX) at POP(2),(3)	(0.76)%	8.75%	5.93%
FT Wilshire 5000 Index	15.21%	16.16%	13.18%
Russell 1000® Value Index	13.70%	13.93%	9.19%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 496,576,000
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 2,470,000
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$496,576
Total number of portfolio holdings	69
Total advisory fee paid (‘000s)	$2,470
Portfolio turnover rate as of the end of the reporting period	36%

Holdings [Text Block]
Asset Allocation(1)
Financials	22%
Health Care	16%
Industrials	13%
Real Estate	11%
Utilities	9%
Energy	8%
Information Technology	6%
Other	15%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000021607 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Dividend Value Fund
Class Name	Class C
Trading Symbol	PNECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus NFJ Dividend Value Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Dividend Value Fund Class C / PNECX	$177	1.73%

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	1.73%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Stock selection within the real estate, health care, and utilities sectors detracted from performance relative to the Fund’s style-specific benchmark during the fiscal year. Stock selection in the energy and information technology (IT) sectors contributed. An underweight in communication services and an overweight in real estate detracted over the period. Conversely, an overweight in utilities and an underweight in consumer discretionary contributed to performance. The biggest individual contributors to performance during the 12-month period were Bank of America, Intuit, Citigroup, MonotaRO, and Eversource Energy. The biggest detractors from performance during the period were UnitedHealth Group, Alexandria Real Estate Equities, Thermo Fisher Scientific, Teleflex, and Prologis. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Bank of America	Positive	Over the 12-month period, the company largely exceeded or met analysts’ estimates, due in part to higher-than-expected trading revenues as investors navigated volatile markets. Also, management continued to buy back shares, repurchasing $4.5 billion worth of shares in the first quarter of 2025 alone.

Intuit	Positive	The parent of TurboTax, Credit Karma, QuickBooks, and Mailchimp reported better-than-expected quarterly results over the 12-month period. Shares rose precipitously toward the end of the reporting period. Results from the tax-preparation season quarter included ahead-of-consensus growth within the consumer segment due in part to strong uptake of Intuit Assist, the company’s new artificial intelligence (AI) tool for tax preparation.

UnitedHealth Group	Negative	The healthcare insurer and provider struggled, particularly toward the end of the reporting period when the company missed quarterly earnings estimates and suspended its 2025 earnings outlook on greater-than-anticipated costs in its Medicare business. Chief Executive Andrew Witty stepped down and company Chairman Stephen Hemsley, who served as UnitedHealth’s Chief Executive Officer for over a decade, returned to the position.

Alexandria Real Estate Equities	Negative	The high-quality office real estate investment trust (REIT) was negatively impacted by concerns about slower leasing activity amid a sluggish market for lab demand in life sciences. Management reduced its earnings guidance for fiscal year 2025. Notably, the company hiked its quarterly dividend and announced a $500 million share buyback plan toward the end of 2024.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus NFJ Dividend Value Fund (Class C/PNECX) at NAV(1) and with CDSC(2)	4.19%	9.20%	5.75%
FT Wilshire 5000 Index	15.21%	16.16%	13.18%
Russell 1000® Value Index	13.70%	13.93%	9.19%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 496,576,000
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 2,470,000
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$496,576
Total number of portfolio holdings	69
Total advisory fee paid (‘000s)	$2,470
Portfolio turnover rate as of the end of the reporting period	36%

Holdings [Text Block]
Asset Allocation(1)
Financials	22%
Health Care	16%
Industrials	13%
Real Estate	11%
Utilities	9%
Energy	8%
Information Technology	6%
Other	15%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000021609 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Dividend Value Fund
Class Name	Institutional Class
Trading Symbol	NFJEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus NFJ Dividend Value Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Dividend Value Fund Institutional Class / NFJEX	$72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Stock selection within the real estate, health care, and utilities sectors detracted from performance relative to the Fund’s style-specific benchmark during the fiscal year. Stock selection in the energy and information technology (IT) sectors contributed. An underweight in communication services and an overweight in real estate detracted over the period. Conversely, an overweight in utilities and an underweight in consumer discretionary contributed to performance. The biggest individual contributors to performance during the 12-month period were Bank of America, Intuit, Citigroup, MonotaRO, and Eversource Energy. The biggest detractors from performance during the period were UnitedHealth Group, Alexandria Real Estate Equities, Thermo Fisher Scientific, Teleflex, and Prologis. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Bank of America	Positive	Over the 12-month period, the company largely exceeded or met analysts’ estimates, due in part to higher-than-expected trading revenues as investors navigated volatile markets. Also, management continued to buy back shares, repurchasing $4.5 billion worth of shares in the first quarter of 2025 alone.

Intuit	Positive	The parent of TurboTax, Credit Karma, QuickBooks, and Mailchimp reported better-than-expected quarterly results over the 12-month period. Shares rose precipitously toward the end of the reporting period. Results from the tax-preparation season quarter included ahead-of-consensus growth within the consumer segment due in part to strong uptake of Intuit Assist, the company’s new artificial intelligence (AI) tool for tax preparation.

UnitedHealth Group	Negative	The healthcare insurer and provider struggled, particularly toward the end of the reporting period when the company missed quarterly earnings estimates and suspended its 2025 earnings outlook on greater-than-anticipated costs in its Medicare business. Chief Executive Andrew Witty stepped down and company Chairman Stephen Hemsley, who served as UnitedHealth’s Chief Executive Officer for over a decade, returned to the position.

Alexandria Real Estate Equities	Negative	The high-quality office real estate investment trust (REIT) was negatively impacted by concerns about slower leasing activity amid a sluggish market for lab demand in life sciences. Management reduced its earnings guidance for fiscal year 2025. Notably, the company hiked its quarterly dividend and announced a $500 million share buyback plan toward the end of 2024.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus NFJ Dividend Value Fund (Institutional Class/NFJEX) at NAV(1)	5.28%	10.34%	6.88%
FT Wilshire 5000 Index	15.21%	16.16%	13.18%
Russell 1000® Value Index	13.70%	13.93%	9.19%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 496,576,000
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 2,470,000
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$496,576
Total number of portfolio holdings	69
Total advisory fee paid (‘000s)	$2,470
Portfolio turnover rate as of the end of the reporting period	36%

Holdings [Text Block]
Asset Allocation(1)
Financials	22%
Health Care	16%
Industrials	13%
Real Estate	11%
Utilities	9%
Energy	8%
Information Technology	6%
Other	15%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000135573 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Dividend Value Fund
Class Name	Class R6
Trading Symbol	ANDVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus NFJ Dividend Value Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Dividend Value Fund Class R6 / ANDVX	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Stock selection within the real estate, health care, and utilities sectors detracted from performance relative to the Fund’s style-specific benchmark during the fiscal year. Stock selection in the energy and information technology (IT) sectors contributed. An underweight in communication services and an overweight in real estate detracted over the period. Conversely, an overweight in utilities and an underweight in consumer discretionary contributed to performance. The biggest individual contributors to performance during the 12-month period were Bank of America, Intuit, Citigroup, MonotaRO, and Eversource Energy. The biggest detractors from performance during the period were UnitedHealth Group, Alexandria Real Estate Equities, Thermo Fisher Scientific, Teleflex, and Prologis. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Bank of America	Positive	Over the 12-month period, the company largely exceeded or met analysts’ estimates, due in part to higher-than-expected trading revenues as investors navigated volatile markets. Also, management continued to buy back shares, repurchasing $4.5 billion worth of shares in the first quarter of 2025 alone.

Intuit	Positive	The parent of TurboTax, Credit Karma, QuickBooks, and Mailchimp reported better-than-expected quarterly results over the 12-month period. Shares rose precipitously toward the end of the reporting period. Results from the tax-preparation season quarter included ahead-of-consensus growth within the consumer segment due in part to strong uptake of Intuit Assist, the company’s new artificial intelligence (AI) tool for tax preparation.

UnitedHealth Group	Negative	The healthcare insurer and provider struggled, particularly toward the end of the reporting period when the company missed quarterly earnings estimates and suspended its 2025 earnings outlook on greater-than-anticipated costs in its Medicare business. Chief Executive Andrew Witty stepped down and company Chairman Stephen Hemsley, who served as UnitedHealth’s Chief Executive Officer for over a decade, returned to the position.

Alexandria Real Estate Equities	Negative	The high-quality office real estate investment trust (REIT) was negatively impacted by concerns about slower leasing activity amid a sluggish market for lab demand in life sciences. Management reduced its earnings guidance for fiscal year 2025. Notably, the company hiked its quarterly dividend and announced a $500 million share buyback plan toward the end of 2024.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 shares. It assumes a $2,500,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus NFJ Dividend Value Fund (Class R6/ANDVX) at NAV(1)	5.26%	10.38%	6.93%
FT Wilshire 5000 Index	15.21%	16.16%	13.18%
Russell 1000® Value Index	13.70%	13.93%	9.19%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 496,576,000
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 2,470,000
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$496,576
Total number of portfolio holdings	69
Total advisory fee paid (‘000s)	$2,470
Portfolio turnover rate as of the end of the reporting period	36%

Holdings [Text Block]
Asset Allocation(1)
Financials	22%
Health Care	16%
Industrials	13%
Real Estate	11%
Utilities	9%
Energy	8%
Information Technology	6%
Other	15%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000021611 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ International Value Fund
Class Name	Class A
Trading Symbol	AFJAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus NFJ International Value Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ International Value Fund Class A / AFJAX	$158	1.42%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Positive stock selection within the consumer discretionary, financials, and materials sectors contributed to outperformance relative to the Fund’s style-specific benchmark during the fiscal year. In contrast, negative selection in the information technology (IT), health care, and utilities sectors somewhat detracted. By region, security selection across the U.K. and emerging markets (EM) contributed to performance, while selection in Europe ex-U.K. and North America somewhat detracted. From an allocation perspective, an overweight in consumer discretionary and underweight across Europe ex-U.K. detracted, while an underweight in consumer staples and overweight in North America contributed over the period. The biggest individual contributors to performance during the 12-month period were Standard Chartered, MonotaRO, Alibaba, Euronext, and Sony. The biggest detractors from performance during the period were Daiichi Sankyo, Samsung Electronics, ASML, Novo Nordisk, and Evolution AB. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Standard Chartered	Positive	The London-based bank largely beat earnings estimates over the reporting period, and shares reached a new near-decade high early in 2025 after management announced plans to start a $1.5 billion share buyback program. Management also raised full-year income guidance, and said that it expects to return at least $8 billion to shareholders between 2024 and 2026.

MonotaRO	Positive	The Japan-based online business-to-business retailer of maintenance, repair, and operating (MRO) supplies generally reported robust sales and profit growth over the reporting period.
Daiichi Sankyo	Negative	The Japan-based pharmaceutical company benefited from its solid drug pipeline and management projections for solid growth in its oncology business, with a new drug that produced best-in-class data for breast cancer treatment. However, the company moderated its earnings guidance, which disappointed some investors.

Samsung Electronics	Negative	Shares of the South Korean appliance, consumer electronics, and electronic components manufacturer largely declined in the first half of the reporting period. Signs of a potential U.S. slowdown sent South Korean equities into a steep downturn in early August 2024, while lower earnings from the semiconductor business negatively impacted shares toward the end of 2024. Notably, management announced plans for a $7 billion share buyback program in the fourth quarter of 2024.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus NFJ International Value Fund (Class A/AFJAX) at NAV(1)	23.00%	7.94%	2.48%
Virtus NFJ International Value Fund (Class A/AFJAX) at POP(2),(3)	16.24%	6.73%	1.90%
MSCI All Country World ex USA Index (net)	17.72%	10.13%	6.12%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 70,240,000
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 328,000
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$70,240
Total number of portfolio holdings	54
Total advisory fee paid (‘000s)	$328
Portfolio turnover rate as of the end of the reporting period	56%

Holdings [Text Block]
Asset Allocation(1)
Financials	24%
Consumer Discretionary	19%
Information Technology	14%
Materials	11%
Communication Services	7%
Health Care	7%
Industrials	6%
Other	12%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000021612 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ International Value Fund
Class Name	Class C
Trading Symbol	AFJCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus NFJ International Value Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ International Value Fund Class C / AFJCX	$239	2.15%

Expenses Paid, Amount	$ 239
Expense Ratio, Percent	2.15%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Positive stock selection within the consumer discretionary, financials, and materials sectors contributed to outperformance relative to the Fund’s style-specific benchmark during the fiscal year. In contrast, negative selection in the information technology (IT), health care, and utilities sectors somewhat detracted. By region, security selection across the U.K. and emerging markets (EM) contributed to performance, while selection in Europe ex-U.K. and North America somewhat detracted. From an allocation perspective, an overweight in consumer discretionary and underweight across Europe ex-U.K. detracted, while an underweight in consumer staples and overweight in North America contributed over the period. The biggest individual contributors to performance during the 12-month period were Standard Chartered, MonotaRO, Alibaba, Euronext, and Sony. The biggest detractors from performance during the period were Daiichi Sankyo, Samsung Electronics, ASML, Novo Nordisk, and Evolution AB. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Standard Chartered	Positive	The London-based bank largely beat earnings estimates over the reporting period, and shares reached a new near-decade high early in 2025 after management announced plans to start a $1.5 billion share buyback program. Management also raised full-year income guidance, and said that it expects to return at least $8 billion to shareholders between 2024 and 2026.

MonotaRO	Positive	The Japan-based online business-to-business retailer of maintenance, repair, and operating (MRO) supplies generally reported robust sales and profit growth over the reporting period.
Daiichi Sankyo	Negative	The Japan-based pharmaceutical company benefited from its solid drug pipeline and management projections for solid growth in its oncology business, with a new drug that produced best-in-class data for breast cancer treatment. However, the company moderated its earnings guidance, which disappointed some investors.

Samsung Electronics	Negative	Shares of the South Korean appliance, consumer electronics, and electronic components manufacturer largely declined in the first half of the reporting period. Signs of a potential U.S. slowdown sent South Korean equities into a steep downturn in early August 2024, while lower earnings from the semiconductor business negatively impacted shares toward the end of 2024. Notably, management announced plans for a $7 billion share buyback program in the fourth quarter of 2024.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus NFJ International Value Fund (Class C/AFJCX) at NAV(1) and with CDSC(2)	22.08%	7.15%	1.73%
MSCI All Country World ex USA Index (net)	17.72%	10.13%	6.12%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 70,240,000
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 328,000
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$70,240
Total number of portfolio holdings	54
Total advisory fee paid (‘000s)	$328
Portfolio turnover rate as of the end of the reporting period	56%

Holdings [Text Block]
Asset Allocation(1)
Financials	24%
Consumer Discretionary	19%
Information Technology	14%
Materials	11%
Communication Services	7%
Health Care	7%
Industrials	6%
Other	12%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000021614 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ International Value Fund
Class Name	Institutional Class
Trading Symbol	ANJIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus NFJ International Value Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ International Value Fund Institutional Class / ANJIX	$118	1.06%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Positive stock selection within the consumer discretionary, financials, and materials sectors contributed to outperformance relative to the Fund’s style-specific benchmark during the fiscal year. In contrast, negative selection in the information technology (IT), health care, and utilities sectors somewhat detracted. By region, security selection across the U.K. and emerging markets (EM) contributed to performance, while selection in Europe ex-U.K. and North America somewhat detracted. From an allocation perspective, an overweight in consumer discretionary and underweight across Europe ex-U.K. detracted, while an underweight in consumer staples and overweight in North America contributed over the period. The biggest individual contributors to performance during the 12-month period were Standard Chartered, MonotaRO, Alibaba, Euronext, and Sony. The biggest detractors from performance during the period were Daiichi Sankyo, Samsung Electronics, ASML, Novo Nordisk, and Evolution AB. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Standard Chartered	Positive	The London-based bank largely beat earnings estimates over the reporting period, and shares reached a new near-decade high early in 2025 after management announced plans to start a $1.5 billion share buyback program. Management also raised full-year income guidance, and said that it expects to return at least $8 billion to shareholders between 2024 and 2026.

MonotaRO	Positive	The Japan-based online business-to-business retailer of maintenance, repair, and operating (MRO) supplies generally reported robust sales and profit growth over the reporting period.
Daiichi Sankyo	Negative	The Japan-based pharmaceutical company benefited from its solid drug pipeline and management projections for solid growth in its oncology business, with a new drug that produced best-in-class data for breast cancer treatment. However, the company moderated its earnings guidance, which disappointed some investors.

Samsung Electronics	Negative	Shares of the South Korean appliance, consumer electronics, and electronic components manufacturer largely declined in the first half of the reporting period. Signs of a potential U.S. slowdown sent South Korean equities into a steep downturn in early August 2024, while lower earnings from the semiconductor business negatively impacted shares toward the end of 2024. Notably, management announced plans for a $7 billion share buyback program in the fourth quarter of 2024.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus NFJ International Value Fund (Institutional Class/ANJIX) at NAV(1)	23.46%	8.32%	2.84%
MSCI All Country World ex USA Index (net)	17.72%	10.13%	6.12%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 70,240,000
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 328,000
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$70,240
Total number of portfolio holdings	54
Total advisory fee paid (‘000s)	$328
Portfolio turnover rate as of the end of the reporting period	56%

Holdings [Text Block]
Asset Allocation(1)
Financials	24%
Consumer Discretionary	19%
Information Technology	14%
Materials	11%
Communication Services	7%
Health Care	7%
Industrials	6%
Other	12%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000135574 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ International Value Fund
Class Name	Class R6
Trading Symbol	ANAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus NFJ International Value Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ International Value Fund Class R6 / ANAVX	$114	1.02%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Positive stock selection within the consumer discretionary, financials, and materials sectors contributed to outperformance relative to the Fund’s style-specific benchmark during the fiscal year. In contrast, negative selection in the information technology (IT), health care, and utilities sectors somewhat detracted. By region, security selection across the U.K. and emerging markets (EM) contributed to performance, while selection in Europe ex-U.K. and North America somewhat detracted. From an allocation perspective, an overweight in consumer discretionary and underweight across Europe ex-U.K. detracted, while an underweight in consumer staples and overweight in North America contributed over the period. The biggest individual contributors to performance during the 12-month period were Standard Chartered, MonotaRO, Alibaba, Euronext, and Sony. The biggest detractors from performance during the period were Daiichi Sankyo, Samsung Electronics, ASML, Novo Nordisk, and Evolution AB. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Standard Chartered	Positive	The London-based bank largely beat earnings estimates over the reporting period, and shares reached a new near-decade high early in 2025 after management announced plans to start a $1.5 billion share buyback program. Management also raised full-year income guidance, and said that it expects to return at least $8 billion to shareholders between 2024 and 2026.

MonotaRO	Positive	The Japan-based online business-to-business retailer of maintenance, repair, and operating (MRO) supplies generally reported robust sales and profit growth over the reporting period.
Daiichi Sankyo	Negative	The Japan-based pharmaceutical company benefited from its solid drug pipeline and management projections for solid growth in its oncology business, with a new drug that produced best-in-class data for breast cancer treatment. However, the company moderated its earnings guidance, which disappointed some investors.

Samsung Electronics	Negative	Shares of the South Korean appliance, consumer electronics, and electronic components manufacturer largely declined in the first half of the reporting period. Signs of a potential U.S. slowdown sent South Korean equities into a steep downturn in early August 2024, while lower earnings from the semiconductor business negatively impacted shares toward the end of 2024. Notably, management announced plans for a $7 billion share buyback program in the fourth quarter of 2024.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 shares. It assumes a $2,500,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus NFJ International Value Fund (Class R6/ANAVX) at NAV(1)	23.51%	8.37%	2.89%
MSCI All Country World ex USA Index (net)	17.72%	10.13%	6.12%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 70,240,000
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 328,000
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$70,240
Total number of portfolio holdings	54
Total advisory fee paid (‘000s)	$328
Portfolio turnover rate as of the end of the reporting period	56%

Holdings [Text Block]
Asset Allocation(1)
Financials	24%
Consumer Discretionary	19%
Information Technology	14%
Materials	11%
Communication Services	7%
Health Care	7%
Industrials	6%
Other	12%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000021616 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Large-Cap Value Fund
Class Name	Class A
Trading Symbol	PNBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus NFJ Large-Cap Value Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Large-Cap Value Fund Class A / PNBAX	$105	1.01%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Stock selection within the real estate and health care sectors detracted from performance relative to the Fund’s style-specific benchmark during the fiscal year. Stock selection in the information technology (IT) sector contributed. An underweight in IT and an overweight in utilities contributed to performance. Conversely, an underweight in communication services and an overweight in energy detracted over the period. The biggest individual contributors to performance during the 12-month period were JPMorgan Chase, Morgan Stanley, Bank of America, PNC Financial Services Group, and Citigroup. The biggest detractors from performance during the period were UnitedHealth Group, Alexandria Real Estate Equities, LyondellBasell Industries, Edwards Lifesciences, and Teleflex. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
JPMorgan Chase	Positive	Over the 12-month period, the financial institution largely exceeded or met analysts’ estimates, due in part to higher-than-expected trading revenues as investors navigated volatile markets. Also, management boosted the quarterly dividend and authorized a new $50 billion share repurchase program in the second quarter.

Morgan Stanley	Positive	The financial services firm largely performed well over the 12-month period, as its investment banking arm benefited from increased deal activity while its investment management arm benefited from buoyant equity markets, particularly toward the end of 2024.

UnitedHealth Group	Negative	The healthcare insurer and provider struggled, particularly toward the end of the reporting period, when the company missed quarterly earnings estimates and suspended its 2025 earnings outlook on greater-than-anticipated costs in its Medicare business. Chief Executive Andrew Witty stepped down and company Chairman Stephen Hemsley, who served as UnitedHealth’s Chief Executive Officer for over a decade, returned to the position.

Alexandria Real Estate Equities	Negative	The high-quality office real estate investment trust (REIT) was negatively impacted by concerns about slower leasing activity amid a sluggish market for lab demand in life sciences. Management reduced its earnings guidance for fiscal year 2025. Notably, the company hiked its quarterly dividend and announced a $500 million share buyback plan toward the end of 2024.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus NFJ Large-Cap Value Fund (Class A/PNBAX) at NAV(1)	7.20%	10.10%	7.43%
Virtus NFJ Large-Cap Value Fund (Class A/PNBAX) at POP(2),(3)	1.30%	8.86%	6.83%
FT Wilshire 5000 Index	15.21%	16.16%	13.18%
Russell 1000® Value Index	13.70%	13.93%	9.19%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 273,564,000
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 1,286,000
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$273,564
Total number of portfolio holdings	98
Total advisory fee paid (‘000s)	$1,286
Portfolio turnover rate as of the end of the reporting period	41%

Holdings [Text Block]
Asset Allocation(1)
Financials	21%
Industrials	16%
Health Care	15%
Information Technology	10%
Real Estate	9%
Energy	7%
Utilities	7%
Other	15%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000021618 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Large-Cap Value Fund
Class Name	Class C
Trading Symbol	PNBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus NFJ Large-Cap Value Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Large-Cap Value Fund Class C / PNBCX	$182	1.76%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Stock selection within the real estate and health care sectors detracted from performance relative to the Fund’s style-specific benchmark during the fiscal year. Stock selection in the information technology (IT) sector contributed. An underweight in IT and an overweight in utilities contributed to performance. Conversely, an underweight in communication services and an overweight in energy detracted over the period. The biggest individual contributors to performance during the 12-month period were JPMorgan Chase, Morgan Stanley, Bank of America, PNC Financial Services Group, and Citigroup. The biggest detractors from performance during the period were UnitedHealth Group, Alexandria Real Estate Equities, LyondellBasell Industries, Edwards Lifesciences, and Teleflex. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
JPMorgan Chase	Positive	Over the 12-month period, the financial institution largely exceeded or met analysts’ estimates, due in part to higher-than-expected trading revenues as investors navigated volatile markets. Also, management boosted the quarterly dividend and authorized a new $50 billion share repurchase program in the second quarter.

Morgan Stanley	Positive	The financial services firm largely performed well over the 12-month period, as its investment banking arm benefited from increased deal activity while its investment management arm benefited from buoyant equity markets, particularly toward the end of 2024.

UnitedHealth Group	Negative	The healthcare insurer and provider struggled, particularly toward the end of the reporting period, when the company missed quarterly earnings estimates and suspended its 2025 earnings outlook on greater-than-anticipated costs in its Medicare business. Chief Executive Andrew Witty stepped down and company Chairman Stephen Hemsley, who served as UnitedHealth’s Chief Executive Officer for over a decade, returned to the position.

Alexandria Real Estate Equities	Negative	The high-quality office real estate investment trust (REIT) was negatively impacted by concerns about slower leasing activity amid a sluggish market for lab demand in life sciences. Management reduced its earnings guidance for fiscal year 2025. Notably, the company hiked its quarterly dividend and announced a $500 million share buyback plan toward the end of 2024.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus NFJ Large-Cap Value Fund (Class C/PNBCX) at NAV(1) and with CDSC(2)	6.40%	9.27%	6.62%
FT Wilshire 5000 Index	15.21%	16.16%	13.18%
Russell 1000® Value Index	13.70%	13.93%	9.19%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 273,564,000
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 1,286,000
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$273,564
Total number of portfolio holdings	98
Total advisory fee paid (‘000s)	$1,286
Portfolio turnover rate as of the end of the reporting period	41%

Holdings [Text Block]
Asset Allocation(1)
Financials	21%
Industrials	16%
Health Care	15%
Information Technology	10%
Real Estate	9%
Energy	7%
Utilities	7%
Other	15%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000021620 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Large-Cap Value Fund
Class Name	Institutional Class
Trading Symbol	ANVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus NFJ Large-Cap Value Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Large-Cap Value Fund Institutional Class / ANVIX	$78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Stock selection within the real estate and health care sectors detracted from performance relative to the Fund’s style-specific benchmark during the fiscal year. Stock selection in the information technology (IT) sector contributed. An underweight in IT and an overweight in utilities contributed to performance. Conversely, an underweight in communication services and an overweight in energy detracted over the period. The biggest individual contributors to performance during the 12-month period were JPMorgan Chase, Morgan Stanley, Bank of America, PNC Financial Services Group, and Citigroup. The biggest detractors from performance during the period were UnitedHealth Group, Alexandria Real Estate Equities, LyondellBasell Industries, Edwards Lifesciences, and Teleflex. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
JPMorgan Chase	Positive	Over the 12-month period, the financial institution largely exceeded or met analysts’ estimates, due in part to higher-than-expected trading revenues as investors navigated volatile markets. Also, management boosted the quarterly dividend and authorized a new $50 billion share repurchase program in the second quarter.

Morgan Stanley	Positive	The financial services firm largely performed well over the 12-month period, as its investment banking arm benefited from increased deal activity while its investment management arm benefited from buoyant equity markets, particularly toward the end of 2024.

UnitedHealth Group	Negative	The healthcare insurer and provider struggled, particularly toward the end of the reporting period, when the company missed quarterly earnings estimates and suspended its 2025 earnings outlook on greater-than-anticipated costs in its Medicare business. Chief Executive Andrew Witty stepped down and company Chairman Stephen Hemsley, who served as UnitedHealth’s Chief Executive Officer for over a decade, returned to the position.

Alexandria Real Estate Equities	Negative	The high-quality office real estate investment trust (REIT) was negatively impacted by concerns about slower leasing activity amid a sluggish market for lab demand in life sciences. Management reduced its earnings guidance for fiscal year 2025. Notably, the company hiked its quarterly dividend and announced a $500 million share buyback plan toward the end of 2024.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus NFJ Large-Cap Value Fund (Institutional Class/ANVIX) at NAV(1)	7.48%	10.39%	7.77%
FT Wilshire 5000 Index	15.21%	16.16%	13.18%
Russell 1000® Value Index	13.70%	13.93%	9.19%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 273,564,000
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 1,286,000
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$273,564
Total number of portfolio holdings	98
Total advisory fee paid (‘000s)	$1,286
Portfolio turnover rate as of the end of the reporting period	41%

Holdings [Text Block]
Asset Allocation(1)
Financials	21%
Industrials	16%
Health Care	15%
Information Technology	10%
Real Estate	9%
Energy	7%
Utilities	7%
Other	15%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000204677 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Large-Cap Value Fund
Class Name	Class R6
Trading Symbol	VAAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus NFJ Large-Cap Value Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Large-Cap Value Fund Class R6 / VAAGX	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Stock selection within the real estate and health care sectors detracted from performance relative to the Fund’s style-specific benchmark during the fiscal year. Stock selection in the information technology (IT) sector contributed. An underweight in IT and an overweight in utilities contributed to performance. Conversely, an underweight in communication services and an overweight in energy detracted over the period. The biggest individual contributors to performance during the 12-month period were JPMorgan Chase, Morgan Stanley, Bank of America, PNC Financial Services Group, and Citigroup. The biggest detractors from performance during the period were UnitedHealth Group, Alexandria Real Estate Equities, LyondellBasell Industries, Edwards Lifesciences, and Teleflex. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
JPMorgan Chase	Positive	Over the 12-month period, the financial institution largely exceeded or met analysts’ estimates, due in part to higher-than-expected trading revenues as investors navigated volatile markets. Also, management boosted the quarterly dividend and authorized a new $50 billion share repurchase program in the second quarter.

Morgan Stanley	Positive	The financial services firm largely performed well over the 12-month period, as its investment banking arm benefited from increased deal activity while its investment management arm benefited from buoyant equity markets, particularly toward the end of 2024.

UnitedHealth Group	Negative	The healthcare insurer and provider struggled, particularly toward the end of the reporting period, when the company missed quarterly earnings estimates and suspended its 2025 earnings outlook on greater-than-anticipated costs in its Medicare business. Chief Executive Andrew Witty stepped down and company Chairman Stephen Hemsley, who served as UnitedHealth’s Chief Executive Officer for over a decade, returned to the position.

Alexandria Real Estate Equities	Negative	The high-quality office real estate investment trust (REIT) was negatively impacted by concerns about slower leasing activity amid a sluggish market for lab demand in life sciences. Management reduced its earnings guidance for fiscal year 2025. Notably, the company hiked its quarterly dividend and announced a $500 million share buyback plan toward the end of 2024.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (October 29, 2021). It assumes a $2,500,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	Since Inception
Virtus NFJ Large-Cap Value Fund (Class R6/VAAGX) at NAV(1)	7.59%	3.15%
FT Wilshire 5000 Index	15.21%	8.99%
Russell 1000® Value Index	13.70%	6.99%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Oct. 29, 2021
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 273,564,000
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 1,286,000
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$273,564
Total number of portfolio holdings	98
Total advisory fee paid (‘000s)	$1,286
Portfolio turnover rate as of the end of the reporting period	41%

Holdings [Text Block]
Asset Allocation(1)
Financials	21%
Industrials	16%
Health Care	15%
Information Technology	10%
Real Estate	9%
Energy	7%
Utilities	7%
Other	15%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000021621 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Small-Cap Value Fund
Class Name	Class A
Trading Symbol	PCVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus NFJ Small-Cap Value Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Small-Cap Value Fund Class A / PCVAX	$118	1.17%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Stock selection within the information technology (IT), materials, and energy sectors detracted from performance during the fiscal year relative to the Fund’s style-specific benchmark. Stock selection in the industrials and financials sectors contributed. An underweight in energy and an overweight in financials contributed to performance. Conversely, underweight exposures in communication services and IT detracted over the period. The biggest individual contributors to performance for the 12-month period were Coeur Mining, Stock Yards Bancorp, Dana, MonotaRO, and Community Financial System. The biggest detractors from performance during the period were Helmerich & Payne, Vital Energy, Winnebago Industries, SM Energy, and American Eagle Outfitters. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Coeur Mining	Positive	The silver and gold producer benefited from higher precious metal prices, with gold prices at all-time highs and the price of silver buoyed by economic uncertainty and increased industrial demand. Management authorized a $75 million share repurchase program toward the end of the reporting period.

Stock Yards Bancorp	Positive	The high-quality commercial bank reported generally strong quarterly results over the period, benefitting in part from higher loan yields, strong loan and deposit growth, and lower operating expenses.
Helmerich & Payne	Negative	The oilfield services provider was negatively impacted by lower oil prices, which can hamper exploration and production spending.
Vital Energy	Negative	Results for the oil and gas exploration and production company were somewhat challenged by lower oil prices. The company acquired and began integrating Point Energy Partners during the reporting period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus NFJ Small-Cap Value Fund (Class A/PCVAX) at NAV(1)	1.51%	9.50%	4.07%
Virtus NFJ Small-Cap Value Fund (Class A/PCVAX) at POP(2),(3)	(4.07)%	8.27%	3.48%
FT Wilshire 5000 Index	15.21%	16.16%	13.18%
Russell 2000® Value Index	5.54%	12.47%	6.72%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 253,860,000
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 1,558,000
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$253,860
Total number of portfolio holdings	99
Total advisory fee paid (‘000s)	$1,558
Portfolio turnover rate as of the end of the reporting period	48%

Holdings [Text Block]
Asset Allocation(1)
Financials	29%
Industrials	13%
Real Estate	12%
Consumer Discretionary	11%
Health Care	8%
Materials	7%
Utilities	6%
Other	14%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000021624 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Small-Cap Value Fund
Class Name	Class C
Trading Symbol	PCVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus NFJ Small-Cap Value Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Small-Cap Value Fund Class C / PCVCX	$193	1.92%

Expenses Paid, Amount	$ 193
Expense Ratio, Percent	1.92%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Stock selection within the information technology (IT), materials, and energy sectors detracted from performance during the fiscal year relative to the Fund’s style-specific benchmark. Stock selection in the industrials and financials sectors contributed. An underweight in energy and an overweight in financials contributed to performance. Conversely, underweight exposures in communication services and IT detracted over the period. The biggest individual contributors to performance for the 12-month period were Coeur Mining, Stock Yards Bancorp, Dana, MonotaRO, and Community Financial System. The biggest detractors from performance during the period were Helmerich & Payne, Vital Energy, Winnebago Industries, SM Energy, and American Eagle Outfitters. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Coeur Mining	Positive	The silver and gold producer benefited from higher precious metal prices, with gold prices at all-time highs and the price of silver buoyed by economic uncertainty and increased industrial demand. Management authorized a $75 million share repurchase program toward the end of the reporting period.

Stock Yards Bancorp	Positive	The high-quality commercial bank reported generally strong quarterly results over the period, benefitting in part from higher loan yields, strong loan and deposit growth, and lower operating expenses.
Helmerich & Payne	Negative	The oilfield services provider was negatively impacted by lower oil prices, which can hamper exploration and production spending.
Vital Energy	Negative	Results for the oil and gas exploration and production company were somewhat challenged by lower oil prices. The company acquired and began integrating Point Energy Partners during the reporting period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus NFJ Small-Cap Value Fund (Class C/PCVCX) at NAV(1) and with CDSC(2)	0.68%	8.68%	3.30%
FT Wilshire 5000 Index	15.21%	16.16%	13.18%
Russell 2000® Value Index	5.54%	12.47%	6.72%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 253,860,000
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 1,558,000
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$253,860
Total number of portfolio holdings	99
Total advisory fee paid (‘000s)	$1,558
Portfolio turnover rate as of the end of the reporting period	48%

Holdings [Text Block]
Asset Allocation(1)
Financials	29%
Industrials	13%
Real Estate	12%
Consumer Discretionary	11%
Health Care	8%
Materials	7%
Utilities	6%
Other	14%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000021626 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Small-Cap Value Fund
Class Name	Institutional Class
Trading Symbol	PSVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus NFJ Small-Cap Value Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Small-Cap Value Fund Institutional Class / PSVIX	$83	0.82%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Stock selection within the information technology (IT), materials, and energy sectors detracted from performance during the fiscal year relative to the Fund’s style-specific benchmark. Stock selection in the industrials and financials sectors contributed. An underweight in energy and an overweight in financials contributed to performance. Conversely, underweight exposures in communication services and IT detracted over the period. The biggest individual contributors to performance for the 12-month period were Coeur Mining, Stock Yards Bancorp, Dana, MonotaRO, and Community Financial System. The biggest detractors from performance during the period were Helmerich & Payne, Vital Energy, Winnebago Industries, SM Energy, and American Eagle Outfitters. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Coeur Mining	Positive	The silver and gold producer benefited from higher precious metal prices, with gold prices at all-time highs and the price of silver buoyed by economic uncertainty and increased industrial demand. Management authorized a $75 million share repurchase program toward the end of the reporting period.

Stock Yards Bancorp	Positive	The high-quality commercial bank reported generally strong quarterly results over the period, benefitting in part from higher loan yields, strong loan and deposit growth, and lower operating expenses.
Helmerich & Payne	Negative	The oilfield services provider was negatively impacted by lower oil prices, which can hamper exploration and production spending.
Vital Energy	Negative	Results for the oil and gas exploration and production company were somewhat challenged by lower oil prices. The company acquired and began integrating Point Energy Partners during the reporting period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus NFJ Small-Cap Value Fund (Institutional Class/PSVIX) at NAV(1)	1.84%	9.88%	4.44%
FT Wilshire 5000 Index	15.21%	16.16%	13.18%
Russell 2000® Value Index	5.54%	12.47%	6.72%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 253,860,000
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 1,558,000
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$253,860
Total number of portfolio holdings	99
Total advisory fee paid (‘000s)	$1,558
Portfolio turnover rate as of the end of the reporting period	48%

Holdings [Text Block]
Asset Allocation(1)
Financials	29%
Industrials	13%
Real Estate	12%
Consumer Discretionary	11%
Health Care	8%
Materials	7%
Utilities	6%
Other	14%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000135575 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Small-Cap Value Fund
Class Name	Class R6
Trading Symbol	ANFVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus NFJ Small-Cap Value Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Small-Cap Value Fund Class R6 / ANFVX	$78	0.77%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Stock selection within the information technology (IT), materials, and energy sectors detracted from performance during the fiscal year relative to the Fund’s style-specific benchmark. Stock selection in the industrials and financials sectors contributed. An underweight in energy and an overweight in financials contributed to performance. Conversely, underweight exposures in communication services and IT detracted over the period. The biggest individual contributors to performance for the 12-month period were Coeur Mining, Stock Yards Bancorp, Dana, MonotaRO, and Community Financial System. The biggest detractors from performance during the period were Helmerich & Payne, Vital Energy, Winnebago Industries, SM Energy, and American Eagle Outfitters. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Coeur Mining	Positive	The silver and gold producer benefited from higher precious metal prices, with gold prices at all-time highs and the price of silver buoyed by economic uncertainty and increased industrial demand. Management authorized a $75 million share repurchase program toward the end of the reporting period.

Stock Yards Bancorp	Positive	The high-quality commercial bank reported generally strong quarterly results over the period, benefitting in part from higher loan yields, strong loan and deposit growth, and lower operating expenses.
Helmerich & Payne	Negative	The oilfield services provider was negatively impacted by lower oil prices, which can hamper exploration and production spending.
Vital Energy	Negative	Results for the oil and gas exploration and production company were somewhat challenged by lower oil prices. The company acquired and began integrating Point Energy Partners during the reporting period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 shares. It assumes a $2,500,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus NFJ Small-Cap Value Fund (Class R6/ANFVX) at NAV(1)	1.89%	9.94%	4.50%
FT Wilshire 5000 Index	15.21%	16.16%	13.18%
Russell 2000® Value Index	5.54%	12.47%	6.72%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 253,860,000
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 1,558,000
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$253,860
Total number of portfolio holdings	99
Total advisory fee paid (‘000s)	$1,558
Portfolio turnover rate as of the end of the reporting period	48%

Holdings [Text Block]
Asset Allocation(1)
Financials	29%
Industrials	13%
Real Estate	12%
Consumer Discretionary	11%
Health Care	8%
Materials	7%
Utilities	6%
Other	14%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000021632 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Mid-Cap Value Fund
Class Name	Class A
Trading Symbol	PQNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus NFJ Mid-Cap Value Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Mid-Cap Value Fund Class A / PQNAX	$103	1.00%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Stock selection within the real estate, financials, and consumer discretionary sectors detracted from performance relative to the Fund’s style-specific benchmark during the fiscal year. Stock selection in the industrials and communication services sectors contributed. Overweight positions in utilities and financials contributed to performance. Conversely, an underweight in communication services and an overweight in health care detracted over the period. The biggest individual contributors to performance during the 12-month period were VeriSign, Northern Trust, Veeva Systems, WEC Energy Group, and MonotaRO. The biggest detractors from performance during the period were Alexandria Real Estate Equities, AES, Edwards Lifesciences, Teleflex, and Rexford Industrial Realty. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
VeriSign	Positive	The internet services company and domain-name-registry provider reported generally solid quarterly results during the period. Management initiated a dividend and shares reached an all-time high in the second quarter of 2025.

Northern Trust	Positive	Shares of the investment manager rose, particularly toward the end of the reporting period, when Bank of New York Mellon expressed interest in merging the two companies. While no formal bid was issued, investors responded favorably to the news.

Alexandria Real Estate Equities	Negative	The high-quality office real estate investment trust (REIT) was negatively impacted by concerns about slower leasing activity amid a sluggish market for lab demand in life sciences. Management reduced its earnings guidance for fiscal year 2025. Notably, the company hiked its quarterly dividend and announced a $500 million share buyback plan toward the end of 2024.

AES	Negative	The electric utility struggled, particularly toward the end of 2024, when quarterly revenue results disappointed investors. Management increased the quarterly dividend by 2% in December 2024, and in early 2025 issued earnings per share guidance for the year that was ahead of consensus.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus NFJ Mid-Cap Value Fund (Class A/PQNAX) at NAV(1)	5.55%	9.76%	7.31%
Virtus NFJ Mid-Cap Value Fund (Class A/PQNAX) at POP(2),(3)	(0.25)%	8.52%	6.70%
FT Wilshire 5000 Index	15.21%	16.16%	13.18%
Russell Midcap® Value Index	11.53%	13.71%	8.39%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 584,777,000
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 2,808,000
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$584,777
Total number of portfolio holdings	97
Total advisory fee paid (‘000s)	$2,808
Portfolio turnover rate as of the end of the reporting period	57%

Holdings [Text Block]
Asset Allocation(1)
Financials	19%
Industrials	15%
Real Estate	15%
Health Care	11%
Consumer Discretionary	9%
Materials	8%
Information Technology	7%
Other	16%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000021635 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Mid-Cap Value Fund
Class Name	Class C
Trading Symbol	PQNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus NFJ Mid-Cap Value Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Mid-Cap Value Fund Class C / PQNCX	$179	1.75%

Expenses Paid, Amount	$ 179
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Stock selection within the real estate, financials, and consumer discretionary sectors detracted from performance relative to the Fund’s style-specific benchmark during the fiscal year. Stock selection in the industrials and communication services sectors contributed. Overweight positions in utilities and financials contributed to performance. Conversely, an underweight in communication services and an overweight in health care detracted over the period. The biggest individual contributors to performance during the 12-month period were VeriSign, Northern Trust, Veeva Systems, WEC Energy Group, and MonotaRO. The biggest detractors from performance during the period were Alexandria Real Estate Equities, AES, Edwards Lifesciences, Teleflex, and Rexford Industrial Realty. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
VeriSign	Positive	The internet services company and domain-name-registry provider reported generally solid quarterly results during the period. Management initiated a dividend and shares reached an all-time high in the second quarter of 2025.

Northern Trust	Positive	Shares of the investment manager rose, particularly toward the end of the reporting period, when Bank of New York Mellon expressed interest in merging the two companies. While no formal bid was issued, investors responded favorably to the news.

Alexandria Real Estate Equities	Negative	The high-quality office real estate investment trust (REIT) was negatively impacted by concerns about slower leasing activity amid a sluggish market for lab demand in life sciences. Management reduced its earnings guidance for fiscal year 2025. Notably, the company hiked its quarterly dividend and announced a $500 million share buyback plan toward the end of 2024.

AES	Negative	The electric utility struggled, particularly toward the end of 2024, when quarterly revenue results disappointed investors. Management increased the quarterly dividend by 2% in December 2024, and in early 2025 issued earnings per share guidance for the year that was ahead of consensus.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus NFJ Mid-Cap Value Fund (Class C/PQNCX) at NAV(1) and with CDSC(2)	4.75%	8.94%	6.51%
FT Wilshire 5000 Index	15.21%	16.16%	13.18%
Russell Midcap® Value Index	11.53%	13.71%	8.39%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 584,777,000
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 2,808,000
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$584,777
Total number of portfolio holdings	97
Total advisory fee paid (‘000s)	$2,808
Portfolio turnover rate as of the end of the reporting period	57%

Holdings [Text Block]
Asset Allocation(1)
Financials	19%
Industrials	15%
Real Estate	15%
Health Care	11%
Consumer Discretionary	9%
Materials	8%
Information Technology	7%
Other	16%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000021637 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Mid-Cap Value Fund
Class Name	Institutional Class
Trading Symbol	PRNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus NFJ Mid-Cap Value Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Mid-Cap Value Fund Institutional Class / PRNIX	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Stock selection within the real estate, financials, and consumer discretionary sectors detracted from performance relative to the Fund’s style-specific benchmark during the fiscal year. Stock selection in the industrials and communication services sectors contributed. Overweight positions in utilities and financials contributed to performance. Conversely, an underweight in communication services and an overweight in health care detracted over the period. The biggest individual contributors to performance during the 12-month period were VeriSign, Northern Trust, Veeva Systems, WEC Energy Group, and MonotaRO. The biggest detractors from performance during the period were Alexandria Real Estate Equities, AES, Edwards Lifesciences, Teleflex, and Rexford Industrial Realty. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
VeriSign	Positive	The internet services company and domain-name-registry provider reported generally solid quarterly results during the period. Management initiated a dividend and shares reached an all-time high in the second quarter of 2025.

Northern Trust	Positive	Shares of the investment manager rose, particularly toward the end of the reporting period, when Bank of New York Mellon expressed interest in merging the two companies. While no formal bid was issued, investors responded favorably to the news.

Alexandria Real Estate Equities	Negative	The high-quality office real estate investment trust (REIT) was negatively impacted by concerns about slower leasing activity amid a sluggish market for lab demand in life sciences. Management reduced its earnings guidance for fiscal year 2025. Notably, the company hiked its quarterly dividend and announced a $500 million share buyback plan toward the end of 2024.

AES	Negative	The electric utility struggled, particularly toward the end of 2024, when quarterly revenue results disappointed investors. Management increased the quarterly dividend by 2% in December 2024, and in early 2025 issued earnings per share guidance for the year that was ahead of consensus.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus NFJ Mid-Cap Value Fund (Institutional Class/PRNIX) at NAV(1)	5.90%	10.15%	7.69%
FT Wilshire 5000 Index	15.21%	16.16%	13.18%
Russell Midcap® Value Index	11.53%	13.71%	8.39%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 584,777,000
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 2,808,000
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$584,777
Total number of portfolio holdings	97
Total advisory fee paid (‘000s)	$2,808
Portfolio turnover rate as of the end of the reporting period	57%

Holdings [Text Block]
Asset Allocation(1)
Financials	19%
Industrials	15%
Real Estate	15%
Health Care	11%
Consumer Discretionary	9%
Materials	8%
Information Technology	7%
Other	16%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000196957 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Mid-Cap Value Fund
Class Name	Class R6
Trading Symbol	ANPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus NFJ Mid-Cap Value Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Mid-Cap Value Fund Class R6 / ANPRX	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Stock selection within the real estate, financials, and consumer discretionary sectors detracted from performance relative to the Fund’s style-specific benchmark during the fiscal year. Stock selection in the industrials and communication services sectors contributed. Overweight positions in utilities and financials contributed to performance. Conversely, an underweight in communication services and an overweight in health care detracted over the period. The biggest individual contributors to performance during the 12-month period were VeriSign, Northern Trust, Veeva Systems, WEC Energy Group, and MonotaRO. The biggest detractors from performance during the period were Alexandria Real Estate Equities, AES, Edwards Lifesciences, Teleflex, and Rexford Industrial Realty. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
VeriSign	Positive	The internet services company and domain-name-registry provider reported generally solid quarterly results during the period. Management initiated a dividend and shares reached an all-time high in the second quarter of 2025.

Northern Trust	Positive	Shares of the investment manager rose, particularly toward the end of the reporting period, when Bank of New York Mellon expressed interest in merging the two companies. While no formal bid was issued, investors responded favorably to the news.

Alexandria Real Estate Equities	Negative	The high-quality office real estate investment trust (REIT) was negatively impacted by concerns about slower leasing activity amid a sluggish market for lab demand in life sciences. Management reduced its earnings guidance for fiscal year 2025. Notably, the company hiked its quarterly dividend and announced a $500 million share buyback plan toward the end of 2024.

AES	Negative	The electric utility struggled, particularly toward the end of 2024, when quarterly revenue results disappointed investors. Management increased the quarterly dividend by 2% in December 2024, and in early 2025 issued earnings per share guidance for the year that was ahead of consensus.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (December 18, 2017). It assumes a $2,500,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	Since Inception
Virtus NFJ Mid-Cap Value Fund (Class R6/ANPRX) at NAV(1)	5.99%	10.20%	5.32%
FT Wilshire 5000 Index	15.21%	16.16%	13.07%
Russell Midcap® Value Index	11.53%	13.71%	7.61%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Dec. 18, 2017
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 584,777,000
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 2,808,000
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$584,777
Total number of portfolio holdings	97
Total advisory fee paid (‘000s)	$2,808
Portfolio turnover rate as of the end of the reporting period	57%

Holdings [Text Block]
Asset Allocation(1)
Financials	19%
Industrials	15%
Real Estate	15%
Health Care	11%
Consumer Discretionary	9%
Materials	8%
Information Technology	7%
Other	16%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000021653 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Silvant Focused Growth Fund
Class Name	Class A
Trading Symbol	PGWAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Silvant Focused Growth Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Focused Growth Fund Class A / PGWAX	$104	0.96%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund’s investment process seeks to identify fundamental bottom-up key metrics that drive stock price performance. As those metrics change over time, investor expectations change, leading to positive or negative stock price reactions. For the 12-month period, the majority of the Fund’s investment performance, both positive and negative, was driven by stock selection. The Fund had nine holdings across six major economic sectors that added relative outperformance, when compared with the Russell 1000® Growth Index. Stock selection within health care and information technology detracted from relative investment performance. The biggest contributors to relative investment performance for the 12-month period were Royal Caribbean, GE Vernova, Netflix, GE Aerospace, and Fair Isaac. The biggest detractors from relative performance during the period were Edwards Lifesciences, Broadcom, UnitedHealth, Applied Materials, and Eli Lilly. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Royal Caribbean	Positive	Royal Caribbean is a cruise company that owns and operates the Royal Caribbean International, Celebrity Cruises, and Silversea Cruises brands. The company continued to perform well due to strong demand that enabled higher pricing across key products.

GE Vernova	Positive	GE Vernova’s products and services generate, transfer, orchestrate, convert, and store electricity. The company outperformed due to better-than-expected quarterly earnings results and strong order growth. Demand for power production and electrification equipment drove the strong results.

UnitedHealth Group	Negative	UnitedHealth Group underperformed during the first half of 2025 after reporting weak first quarter business results that missed both revenue and earnings expectations. The company also experienced Medicare Advantage care trend activity above expectations, resulting in higher costs. The subsequent Chief Executive Officer turnover added to the uncertainty.

Edwards Lifesciences	Negative	Edwards Lifesciences engages in patient-focused medical innovations for heart disease and critical care monitoring. The company reported disappointing second quarter 2024 business fundamentals despite already lowered expectations.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus Silvant Focused Growth Fund (Class A/PGWAX) at NAV(1)	17.50%	19.09%	16.72%
Virtus Silvant Focused Growth Fund (Class A/PGWAX) at POP(2),(3)	11.04%	17.75%	16.06%
FT Wilshire 5000 Index	15.21%	16.16%	13.18%
Russell 1000® Growth Index	17.22%	18.15%	17.01%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 1,626,635,000
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 6,305,000
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$1,626,635
Total number of portfolio holdings	25
Total advisory fee paid (‘000s)	$6,305
Portfolio turnover rate as of the end of the reporting period	20%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	48%
Communication Services	16%
Consumer Discretionary	13%
Industrials	10%
Health Care	6%
Financials	5%
Materials	2%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000021656 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Silvant Focused Growth Fund
Class Name	Class C
Trading Symbol	PGWCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Silvant Focused Growth Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Focused Growth Fund Class C / PGWCX	$186	1.72%

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.72%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund’s investment process seeks to identify fundamental bottom-up key metrics that drive stock price performance. As those metrics change over time, investor expectations change, leading to positive or negative stock price reactions. For the 12-month period, the majority of the Fund’s investment performance, both positive and negative, was driven by stock selection. The Fund had nine holdings across six major economic sectors that added relative outperformance, when compared with the Russell 1000® Growth Index. Stock selection within health care and information technology detracted from relative investment performance. The biggest contributors to relative investment performance for the 12-month period were Royal Caribbean, GE Vernova, Netflix, GE Aerospace, and Fair Isaac. The biggest detractors from relative performance during the period were Edwards Lifesciences, Broadcom, UnitedHealth, Applied Materials, and Eli Lilly. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Royal Caribbean	Positive	Royal Caribbean is a cruise company that owns and operates the Royal Caribbean International, Celebrity Cruises, and Silversea Cruises brands. The company continued to perform well due to strong demand that enabled higher pricing across key products.

GE Vernova	Positive	GE Vernova’s products and services generate, transfer, orchestrate, convert, and store electricity. The company outperformed due to better-than-expected quarterly earnings results and strong order growth. Demand for power production and electrification equipment drove the strong results.

UnitedHealth Group	Negative	UnitedHealth Group underperformed during the first half of 2025 after reporting weak first quarter business results that missed both revenue and earnings expectations. The company also experienced Medicare Advantage care trend activity above expectations, resulting in higher costs. The subsequent Chief Executive Officer turnover added to the uncertainty.

Edwards Lifesciences	Negative	Edwards Lifesciences engages in patient-focused medical innovations for heart disease and critical care monitoring. The company reported disappointing second quarter 2024 business fundamentals despite already lowered expectations.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.(2)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus Silvant Focused Growth Fund (Class C/PGWCX) at NAV(1) and with CDSC(2)	16.63%	18.19%	15.83%
FT Wilshire 5000 Index	15.21%	16.16%	13.18%
Russell 1000® Growth Index	17.22%	18.15%	17.01%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 1,626,635,000
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 6,305,000
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$1,626,635
Total number of portfolio holdings	25
Total advisory fee paid (‘000s)	$6,305
Portfolio turnover rate as of the end of the reporting period	20%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	48%
Communication Services	16%
Consumer Discretionary	13%
Industrials	10%
Health Care	6%
Financials	5%
Materials	2%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000021658 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Silvant Focused Growth Fund
Class Name	Institutional Class
Trading Symbol	PGFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Silvant Focused Growth Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Focused Growth Fund Institutional Class / PGFIX	$73	0.67%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund’s investment process seeks to identify fundamental bottom-up key metrics that drive stock price performance. As those metrics change over time, investor expectations change, leading to positive or negative stock price reactions. For the 12-month period, the majority of the Fund’s investment performance, both positive and negative, was driven by stock selection. The Fund had nine holdings across six major economic sectors that added relative outperformance, when compared with the Russell 1000® Growth Index. Stock selection within health care and information technology detracted from relative investment performance. The biggest contributors to relative investment performance for the 12-month period were Royal Caribbean, GE Vernova, Netflix, GE Aerospace, and Fair Isaac. The biggest detractors from relative performance during the period were Edwards Lifesciences, Broadcom, UnitedHealth, Applied Materials, and Eli Lilly. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Royal Caribbean	Positive	Royal Caribbean is a cruise company that owns and operates the Royal Caribbean International, Celebrity Cruises, and Silversea Cruises brands. The company continued to perform well due to strong demand that enabled higher pricing across key products.

GE Vernova	Positive	GE Vernova’s products and services generate, transfer, orchestrate, convert, and store electricity. The company outperformed due to better-than-expected quarterly earnings results and strong order growth. Demand for power production and electrification equipment drove the strong results.

UnitedHealth Group	Negative	UnitedHealth Group underperformed during the first half of 2025 after reporting weak first quarter business results that missed both revenue and earnings expectations. The company also experienced Medicare Advantage care trend activity above expectations, resulting in higher costs. The subsequent Chief Executive Officer turnover added to the uncertainty.

Edwards Lifesciences	Negative	Edwards Lifesciences engages in patient-focused medical innovations for heart disease and critical care monitoring. The company reported disappointing second quarter 2024 business fundamentals despite already lowered expectations.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
(1)“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus Silvant Focused Growth Fund (Institutional Class/PGFIX) at NAV(1)	17.84%	19.43%	17.08%
FT Wilshire 5000 Index	15.21%	16.16%	13.18%
Russell 1000® Growth Index	17.22%	18.15%	17.01%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 1,626,635,000
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 6,305,000
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$1,626,635
Total number of portfolio holdings	25
Total advisory fee paid (‘000s)	$6,305
Portfolio turnover rate as of the end of the reporting period	20%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	48%
Communication Services	16%
Consumer Discretionary	13%
Industrials	10%
Health Care	6%
Financials	5%
Materials	2%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000164304 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Silvant Focused Growth Fund
Class Name	Class R6
Trading Symbol	AFGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Silvant Focused Growth Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Focused Growth Fund Class R6 / AFGFX	$68	0.62%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund’s investment process seeks to identify fundamental bottom-up key metrics that drive stock price performance. As those metrics change over time, investor expectations change, leading to positive or negative stock price reactions. For the 12-month period, the majority of the Fund’s investment performance, both positive and negative, was driven by stock selection. The Fund had nine holdings across six major economic sectors that added relative outperformance, when compared with the Russell 1000® Growth Index. Stock selection within health care and information technology detracted from relative investment performance. The biggest contributors to relative investment performance for the 12-month period were Royal Caribbean, GE Vernova, Netflix, GE Aerospace, and Fair Isaac. The biggest detractors from relative performance during the period were Edwards Lifesciences, Broadcom, UnitedHealth, Applied Materials, and Eli Lilly. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Royal Caribbean	Positive	Royal Caribbean is a cruise company that owns and operates the Royal Caribbean International, Celebrity Cruises, and Silversea Cruises brands. The company continued to perform well due to strong demand that enabled higher pricing across key products.

GE Vernova	Positive	GE Vernova’s products and services generate, transfer, orchestrate, convert, and store electricity. The company outperformed due to better-than-expected quarterly earnings results and strong order growth. Demand for power production and electrification equipment drove the strong results.

UnitedHealth Group	Negative	UnitedHealth Group underperformed during the first half of 2025 after reporting weak first quarter business results that missed both revenue and earnings expectations. The company also experienced Medicare Advantage care trend activity above expectations, resulting in higher costs. The subsequent Chief Executive Officer turnover added to the uncertainty.

Edwards Lifesciences	Negative	Edwards Lifesciences engages in patient-focused medical innovations for heart disease and critical care monitoring. The company reported disappointing second quarter 2024 business fundamentals despite already lowered expectations.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (December 14, 2015). It assumes a $2,500,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	Since Inception
Virtus Silvant Focused Growth Fund (Class R6/AFGFX) at NAV(1)	17.92%	19.49%	17.79%
FT Wilshire 5000 Index	15.21%	16.16%	14.11%
Russell 1000® Growth Index	17.22%	18.15%	17.78%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Dec. 14, 2015
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 1,626,635,000
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 6,305,000
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$1,626,635
Total number of portfolio holdings	25
Total advisory fee paid (‘000s)	$6,305
Portfolio turnover rate as of the end of the reporting period	20%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	48%
Communication Services	16%
Consumer Discretionary	13%
Industrials	10%
Health Care	6%
Financials	5%
Materials	2%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000021683 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Health Sciences Fund
Class Name	Class A
Trading Symbol	RAGHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Health Sciences Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Health Sciences Fund Class A / RAGHX	$130	1.40%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of health care-related companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund will be determined by market reactions, both positive and negative, to activity related to these companies. The biggest contributors to performance relative to the Fund’s style-specific benchmark during the 12-month period were Insulet, McKesson, Intuitive Surgical, HealthEquity, and IDEXX Laboratories. The biggest detractors from performance during the period were UnitedHealth Group, Eli Lilly, Regeneron Pharmaceuticals, Merck, and Charles River Laboratories International. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
McKesson	Positive	McKesson continued to report strong growth in its prescription distribution business. Additionally, in a meaningful evolution of its business model, McKesson announced plans to separate its Medical Surgical business in an effort to unlock value.

Insulet	Positive	Insulet reported strong numbers for both growth and profit margin expansion. The prescriber base has been growing, buoyed by an expanded salesforce. International sales and adoption also accelerated during the period.

UnitedHealth Group	Negative	UnitedHealth Group was challenged in multiple ways during the 12-month period. We will monitor how the company responds to the challenges, including changing markets and new regulations.
Eli Lilly	Negative	Eli Lilly’s shares suffered after one of the U.S.’s largest pharmacy benefit managers moved Novo Nordisk’s Wegovy to its preferred list for obesity drugs. While Lilly’s Zepbound might still be covered, Wegovy will be prioritized and could have lower out of pocket costs. This stoked fears of broader pricing competition across the class.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus KAR Health Sciences Fund (Class A/RAGHX) at NAV(1)	(14.38)%	3.39%	4.94%
Virtus KAR Health Sciences Fund (Class A/RAGHX) at POP(2),(3)	(19.09)%	2.23%	4.34%
FT Wilshire 5000 Index	15.21%	16.16%	13.18%
Russell 3000® Health Care Index	(6.13)%	6.25%	7.36%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 103,663,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 988,000
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$103,663
Total number of portfolio holdings	23
Total advisory fee paid (‘000s)	$988
Portfolio turnover rate as of the end of the reporting period	8%

Holdings [Text Block]
Asset Allocation(1)
Healthcare Equipment & Supplies	27%
Pharmaceuticals	24%
Biotechnology	17%
Healthcare Providers & Services	17%
Life Sciences Tools & Services	15%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000021685 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Health Sciences Fund
Class Name	Class C
Trading Symbol	RCGHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Health Sciences Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Health Sciences Fund Class C / RCGHX	$200	2.16%

Expenses Paid, Amount	$ 200
Expense Ratio, Percent	2.16%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of health care-related companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund will be determined by market reactions, both positive and negative, to activity related to these companies. The biggest contributors to performance relative to the Fund’s style-specific benchmark during the 12-month period were Insulet, McKesson, Intuitive Surgical, HealthEquity, and IDEXX Laboratories. The biggest detractors from performance during the period were UnitedHealth Group, Eli Lilly, Regeneron Pharmaceuticals, Merck, and Charles River Laboratories International. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
McKesson	Positive	McKesson continued to report strong growth in its prescription distribution business. Additionally, in a meaningful evolution of its business model, McKesson announced plans to separate its Medical Surgical business in an effort to unlock value.

Insulet	Positive	Insulet reported strong numbers for both growth and profit margin expansion. The prescriber base has been growing, buoyed by an expanded salesforce. International sales and adoption also accelerated during the period.

UnitedHealth Group	Negative	UnitedHealth Group was challenged in multiple ways during the 12-month period. We will monitor how the company responds to the challenges, including changing markets and new regulations.
Eli Lilly	Negative	Eli Lilly’s shares suffered after one of the U.S.’s largest pharmacy benefit managers moved Novo Nordisk’s Wegovy to its preferred list for obesity drugs. While Lilly’s Zepbound might still be covered, Wegovy will be prioritized and could have lower out of pocket costs. This stoked fears of broader pricing competition across the class.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus KAR Health Sciences Fund (Class C/RCGHX) at NAV(1) and with CDSC(2)	(15.03)%	2.61%	4.15%
FT Wilshire 5000 Index	15.21%	16.16%	13.18%
Russell 3000® Health Care Index	(6.13)%	6.25%	7.36%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 103,663,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 988,000
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$103,663
Total number of portfolio holdings	23
Total advisory fee paid (‘000s)	$988
Portfolio turnover rate as of the end of the reporting period	8%

Holdings [Text Block]
Asset Allocation(1)
Healthcare Equipment & Supplies	27%
Pharmaceuticals	24%
Biotechnology	17%
Healthcare Providers & Services	17%
Life Sciences Tools & Services	15%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000150255 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Health Sciences Fund
Class Name	Institutional Class
Trading Symbol	HLHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Health Sciences Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Health Sciences Fund Institutional Class / HLHIX	$98	1.05%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of health care-related companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund will be determined by market reactions, both positive and negative, to activity related to these companies. The biggest contributors to performance relative to the Fund’s style-specific benchmark during the 12-month period were Insulet, McKesson, Intuitive Surgical, HealthEquity, and IDEXX Laboratories. The biggest detractors from performance during the period were UnitedHealth Group, Eli Lilly, Regeneron Pharmaceuticals, Merck, and Charles River Laboratories International. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
McKesson	Positive	McKesson continued to report strong growth in its prescription distribution business. Additionally, in a meaningful evolution of its business model, McKesson announced plans to separate its Medical Surgical business in an effort to unlock value.

Insulet	Positive	Insulet reported strong numbers for both growth and profit margin expansion. The prescriber base has been growing, buoyed by an expanded salesforce. International sales and adoption also accelerated during the period.

UnitedHealth Group	Negative	UnitedHealth Group was challenged in multiple ways during the 12-month period. We will monitor how the company responds to the challenges, including changing markets and new regulations.
Eli Lilly	Negative	Eli Lilly’s shares suffered after one of the U.S.’s largest pharmacy benefit managers moved Novo Nordisk’s Wegovy to its preferred list for obesity drugs. While Lilly’s Zepbound might still be covered, Wegovy will be prioritized and could have lower out of pocket costs. This stoked fears of broader pricing competition across the class.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus KAR Health Sciences Fund (Institutional Class/HLHIX) at NAV(1)	(14.05)%	3.69%	5.27%
FT Wilshire 5000 Index	15.21%	16.16%	13.18%
Russell 3000® Health Care Index	(6.13)%	6.25%	7.36%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 103,663,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 988,000
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$103,663
Total number of portfolio holdings	23
Total advisory fee paid (‘000s)	$988
Portfolio turnover rate as of the end of the reporting period	8%

Holdings [Text Block]
Asset Allocation(1)
Healthcare Equipment & Supplies	27%
Pharmaceuticals	24%
Biotechnology	17%
Healthcare Providers & Services	17%
Life Sciences Tools & Services	15%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000021688 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Global Small-Cap Fund
Class Name	Class A
Trading Symbol	RGSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Global Small-Cap Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Global Small-Cap Fund Class A / RGSAX	$173	1.63%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund will be determined by market reactions, both positive and negative, to activity related to these companies. Positive stock selection and an overweight in communication services, as well as positive stock selection and an underweight in health care, contributed to performance during the fiscal year. Stock selection in industrials and information technology detracted from performance. The biggest contributors to performance relative to the Fund’s style-specific benchmark during the 12-month period were Baltic Classifieds, Rightmove, Tegma Gestao Logistica, Haw Par, and AJ Bell. The biggest detractors from performance during the period were FTI Consulting, Fox Factory, FDM Group, Marklines, and Triumph Financial. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Baltic Classifieds	Positive	Baltic Classifieds operates several online classified portals across the Baltic states of Lithuania, Latvia, and Estonia. The company maintained strong revenue growth levels despite decelerating asset price inflation, which contributed to the strong performance of its stock price.

Rightmove	Positive	Rightmove operates the leading real estate portal in the U.K. The company’s shares suffered during the recent real estate downturn and following the acquisition of a competitor in 2023 by a large U.S.-listed peer. As the fundamentals of Rightmove’s business remained resilient, the shares rebounded.

FTI Consulting	Negative	FTI Consulting faced headwinds due to weaker global capital markets activity. The company’s share price was also hurt by senior departures from the economic consulting practice in the first half of 2025.

Fox Factory	Negative	Fox Factory suffered from declining sales in its powered vehicles and truck upfitting businesses amid weaker consumer spending on big ticket durable goods.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus KAR Global Small-Cap Fund (Class A/RGSAX) at NAV(1)	11.86%	9.68%	6.27%
Virtus KAR Global Small-Cap Fund (Class A/RGSAX) at POP(2),(3)	5.70%	8.44%	5.67%
MSCI All Country World Index (net)	16.17%	13.65%	9.99%
MSCI All Country World Small Cap Index (net)	13.57%	11.33%	7.44%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 45,451,000
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 392,000
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$45,451
Total number of portfolio holdings	32
Total advisory fee paid (‘000s)	$392
Portfolio turnover rate as of the end of the reporting period	25%

Holdings [Text Block]
Asset Allocation(1)
Financials	29%
Industrials	27%
Communication Services	24%
Information Technology	13%
Materials	4%
Health Care	3%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000021690 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Global Small-Cap Fund
Class Name	Class C
Trading Symbol	RGSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Global Small-Cap Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Global Small-Cap Fund Class C / RGSCX	$251	2.38%

Expenses Paid, Amount	$ 251
Expense Ratio, Percent	2.38%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund will be determined by market reactions, both positive and negative, to activity related to these companies. Positive stock selection and an overweight in communication services, as well as positive stock selection and an underweight in health care, contributed to performance during the fiscal year. Stock selection in industrials and information technology detracted from performance. The biggest contributors to performance relative to the Fund’s style-specific benchmark during the 12-month period were Baltic Classifieds, Rightmove, Tegma Gestao Logistica, Haw Par, and AJ Bell. The biggest detractors from performance during the period were FTI Consulting, Fox Factory, FDM Group, Marklines, and Triumph Financial. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Baltic Classifieds	Positive	Baltic Classifieds operates several online classified portals across the Baltic states of Lithuania, Latvia, and Estonia. The company maintained strong revenue growth levels despite decelerating asset price inflation, which contributed to the strong performance of its stock price.

Rightmove	Positive	Rightmove operates the leading real estate portal in the U.K. The company’s shares suffered during the recent real estate downturn and following the acquisition of a competitor in 2023 by a large U.S.-listed peer. As the fundamentals of Rightmove’s business remained resilient, the shares rebounded.

FTI Consulting	Negative	FTI Consulting faced headwinds due to weaker global capital markets activity. The company’s share price was also hurt by senior departures from the economic consulting practice in the first half of 2025.

Fox Factory	Negative	Fox Factory suffered from declining sales in its powered vehicles and truck upfitting businesses amid weaker consumer spending on big ticket durable goods.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus KAR Global Small-Cap Fund (Class C/RGSCX) at NAV(1) and with CDSC(2)	11.02%	8.85%	5.47%
MSCI All Country World Index (net)	16.17%	13.65%	9.99%
MSCI All Country World Small Cap Index (net)	13.57%	11.33%	7.44%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 45,451,000
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 392,000
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$45,451
Total number of portfolio holdings	32
Total advisory fee paid (‘000s)	$392
Portfolio turnover rate as of the end of the reporting period	25%

Holdings [Text Block]
Asset Allocation(1)
Financials	29%
Industrials	27%
Communication Services	24%
Information Technology	13%
Materials	4%
Health Care	3%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000021692 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Global Small-Cap Fund
Class Name	Institutional Class
Trading Symbol	DGSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Global Small-Cap Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Global Small-Cap Fund Institutional Class / DGSCX	$136	1.28%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund will be determined by market reactions, both positive and negative, to activity related to these companies. Positive stock selection and an overweight in communication services, as well as positive stock selection and an underweight in health care, contributed to performance during the fiscal year. Stock selection in industrials and information technology detracted from performance. The biggest contributors to performance relative to the Fund’s style-specific benchmark during the 12-month period were Baltic Classifieds, Rightmove, Tegma Gestao Logistica, Haw Par, and AJ Bell. The biggest detractors from performance during the period were FTI Consulting, Fox Factory, FDM Group, Marklines, and Triumph Financial. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Baltic Classifieds	Positive	Baltic Classifieds operates several online classified portals across the Baltic states of Lithuania, Latvia, and Estonia. The company maintained strong revenue growth levels despite decelerating asset price inflation, which contributed to the strong performance of its stock price.

Rightmove	Positive	Rightmove operates the leading real estate portal in the U.K. The company’s shares suffered during the recent real estate downturn and following the acquisition of a competitor in 2023 by a large U.S.-listed peer. As the fundamentals of Rightmove’s business remained resilient, the shares rebounded.

FTI Consulting	Negative	FTI Consulting faced headwinds due to weaker global capital markets activity. The company’s share price was also hurt by senior departures from the economic consulting practice in the first half of 2025.

Fox Factory	Negative	Fox Factory suffered from declining sales in its powered vehicles and truck upfitting businesses amid weaker consumer spending on big ticket durable goods.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus KAR Global Small-Cap Fund (Institutional Class/DGSCX) at NAV(1)	12.24%	10.04%	6.63%
MSCI All Country World Index (net)	16.17%	13.65%	9.99%
MSCI All Country World Small Cap Index (net)	13.57%	11.33%	7.44%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 45,451,000
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 392,000
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$45,451
Total number of portfolio holdings	32
Total advisory fee paid (‘000s)	$392
Portfolio turnover rate as of the end of the reporting period	25%

Holdings [Text Block]
Asset Allocation(1)
Financials	29%
Industrials	27%
Communication Services	24%
Information Technology	13%
Materials	4%
Health Care	3%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000021693 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Zevenbergen Technology Fund
Class Name	Class A
Trading Symbol	RAGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Zevenbergen Technology Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Zevenbergen Technology Fund Class A / RAGTX	$157	1.43%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Overall sector allocation and overweights to the aerospace & defense, financials, and consumer discretionary sectors, as well as positive security selection within the interactive media sector, contributed to performance relative to the Fund’s style-specific benchmark, the S&P North American Technology Index, during the fiscal year. Security selection within the internet services & infrastructure, application software, and advertising sectors detracted from performance. The biggest individual contributors to performance during the 12-month period were Meta Platforms, Broadcom, Axon Enterprise, NVIDIA, and Shopify. The biggest detractors from performance during the period were Alphabet, Apple, ASML Holding, Advanced Micro Devices, and Trade Desk. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Artificial intelligence (AI) advancements and company capital expenditures	Positive	The AI wave continued to benefit technology hardware companies as AI building-block companies worked to provide the required infrastructure. Technology companies were projected to spend billions on AI-related equipment and software, while corporate capital investment broadened out to sectors such as industrials and utilities.

Strong labor market and consumer spending	Positive	With strong employment rates continuing post-pandemic, consumer discretionary stocks, specifically e-commerce, food, and retailers that delivered value to the consumer, reaped the benefits of strong consumer spending.

U.S. economic policy uncertainty	Negative	U.S. economic policy uncertainty hit a new high, eclipsing levels seen during the COVID-19 pandemic and leading to slower U.S. loan origination and merger & acquisition (M&A) activity. The uncertainty was attributable to several factors including geopolitics, reduced government spending, and tariff announcements.

High level of real interest rates	Negative	Higher interest rates relative to inflation and economic growth adversely affected high-growth, long-term companies, especially those which are not yet cash flow positive. The impact on small-capitalization stocks, which often depend on short-term loans to fund growth, was more substantial than on large-capitalization stocks.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus Zevenbergen Technology Fund (Class A/RAGTX) at NAV(1)	19.08%	16.49%	18.71%
Virtus Zevenbergen Technology Fund (Class A/RAGTX) at POP(2),(3)	12.53%	15.18%	18.04%
FT Wilshire 5000 Index	15.21%	16.16%	13.18%
S&P North American Technology Index	17.90%	19.75%	21.50%
Nasdaq Composite® Index	15.68%	16.03%	16.20%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 1,533,555,000
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 13,221,000
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$1,533,555
Total number of portfolio holdings	46
Total advisory fee paid (‘000s)	$13,221
Portfolio turnover rate as of the end of the reporting period	2%

Holdings [Text Block]
Asset Allocation(1)
Semiconductors & Semiconductor Equipment	26%
Software	23%
Interactive Media & Services	17%
Technology Hardware, Storage & Peripherals	7%
Broadline Retail	6%
IT Services	4%
Aerospace & Defense	4%
Automobiles	3%
Communications Equipment	2%
Media	2%
Other	6%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000021696 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Zevenbergen Technology Fund
Class Name	Class C
Trading Symbol	RCGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Zevenbergen Technology Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Zevenbergen Technology Fund Class C / RCGTX	$237	2.17%

Expenses Paid, Amount	$ 237
Expense Ratio, Percent	2.17%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Overall sector allocation and overweights to the aerospace & defense, financials, and consumer discretionary sectors, as well as positive security selection within the interactive media sector, contributed to performance relative to the Fund’s style-specific benchmark, the S&P North American Technology Index, during the fiscal year. Security selection within the internet services & infrastructure, application software, and advertising sectors detracted from performance. The biggest individual contributors to performance during the 12-month period were Meta Platforms, Broadcom, Axon Enterprise, NVIDIA, and Shopify. The biggest detractors from performance during the period were Alphabet, Apple, ASML Holding, Advanced Micro Devices, and Trade Desk. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Artificial intelligence (AI) advancements and company capital expenditures	Positive	The AI wave continued to benefit technology hardware companies as AI building-block companies worked to provide the required infrastructure. Technology companies were projected to spend billions on AI-related equipment and software, while corporate capital investment broadened out to sectors such as industrials and utilities.

Strong labor market and consumer spending	Positive	With strong employment rates continuing post-pandemic, consumer discretionary stocks, specifically e-commerce, food, and retailers that delivered value to the consumer, reaped the benefits of strong consumer spending.

U.S. economic policy uncertainty	Negative	U.S. economic policy uncertainty hit a new high, eclipsing levels seen during the COVID-19 pandemic and leading to slower U.S. loan origination and merger & acquisition (M&A) activity. The uncertainty was attributable to several factors including geopolitics, reduced government spending, and tariff announcements.

High level of real interest rates	Negative	Higher interest rates relative to inflation and economic growth adversely affected high-growth, long-term companies, especially those which are not yet cash flow positive. The impact on small-capitalization stocks, which often depend on short-term loans to fund growth, was more substantial than on large-capitalization stocks.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus Zevenbergen Technology Fund (Class C/RCGTX) at NAV(1) and with CDSC(2)	18.21%	15.62%	17.83%
FT Wilshire 5000 Index	15.21%	16.16%	13.18%
S&P North American Technology Index	17.90%	19.75%	21.50%
Nasdaq Composite® Index	15.68%	16.03%	16.20%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 1,533,555,000
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 13,221,000
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$1,533,555
Total number of portfolio holdings	46
Total advisory fee paid (‘000s)	$13,221
Portfolio turnover rate as of the end of the reporting period	2%

Holdings [Text Block]
Asset Allocation(1)
Semiconductors & Semiconductor Equipment	26%
Software	23%
Interactive Media & Services	17%
Technology Hardware, Storage & Peripherals	7%
Broadline Retail	6%
IT Services	4%
Aerospace & Defense	4%
Automobiles	3%
Communications Equipment	2%
Media	2%
Other	6%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000021698 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Zevenbergen Technology Fund
Class Name	Institutional Class
Trading Symbol	DRGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Zevenbergen Technology Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Zevenbergen Technology Fund Institutional Class / DRGTX	$127	1.16%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Overall sector allocation and overweights to the aerospace & defense, financials, and consumer discretionary sectors, as well as positive security selection within the interactive media sector, contributed to performance relative to the Fund’s style-specific benchmark, the S&P North American Technology Index, during the fiscal year. Security selection within the internet services & infrastructure, application software, and advertising sectors detracted from performance. The biggest individual contributors to performance during the 12-month period were Meta Platforms, Broadcom, Axon Enterprise, NVIDIA, and Shopify. The biggest detractors from performance during the period were Alphabet, Apple, ASML Holding, Advanced Micro Devices, and Trade Desk. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Artificial intelligence (AI) advancements and company capital expenditures	Positive	The AI wave continued to benefit technology hardware companies as AI building-block companies worked to provide the required infrastructure. Technology companies were projected to spend billions on AI-related equipment and software, while corporate capital investment broadened out to sectors such as industrials and utilities.

Strong labor market and consumer spending	Positive	With strong employment rates continuing post-pandemic, consumer discretionary stocks, specifically e-commerce, food, and retailers that delivered value to the consumer, reaped the benefits of strong consumer spending.

U.S. economic policy uncertainty	Negative	U.S. economic policy uncertainty hit a new high, eclipsing levels seen during the COVID-19 pandemic and leading to slower U.S. loan origination and merger & acquisition (M&A) activity. The uncertainty was attributable to several factors including geopolitics, reduced government spending, and tariff announcements.

High level of real interest rates	Negative	Higher interest rates relative to inflation and economic growth adversely affected high-growth, long-term companies, especially those which are not yet cash flow positive. The impact on small-capitalization stocks, which often depend on short-term loans to fund growth, was more substantial than on large-capitalization stocks.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus Zevenbergen Technology Fund (Institutional Class/DRGTX) at NAV(1)	19.42%	16.81%	19.09%
FT Wilshire 5000 Index	15.21%	16.16%	13.18%
S&P North American Technology Index	17.90%	19.75%	21.50%
Nasdaq Composite® Index	15.68%	16.03%	16.20%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 1,533,555,000
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 13,221,000
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$1,533,555
Total number of portfolio holdings	46
Total advisory fee paid (‘000s)	$13,221
Portfolio turnover rate as of the end of the reporting period	2%

Holdings [Text Block]
Asset Allocation(1)
Semiconductors & Semiconductor Equipment	26%
Software	23%
Interactive Media & Services	17%
Technology Hardware, Storage & Peripherals	7%
Broadline Retail	6%
IT Services	4%
Aerospace & Defense	4%
Automobiles	3%
Communications Equipment	2%
Media	2%
Other	6%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000021714 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Silvant Mid-Cap Growth Fund
Class Name	Class A
Trading Symbol	RMDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Silvant Mid-Cap Growth Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Mid-Cap Growth Fund Class A / RMDAX	$113	0.99%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund’s investment process seeks to identify fundamental bottom-up key metrics that drive stock price performance. As those metrics change over time, investor expectations change, leading to positive or negative stock price reactions. The Fund demonstrated positive stock selection relative to the Russell Midcap® Growth Index in six major economic sectors. In addition, the Fund held approximately 36 stocks that gained more than 20% during the 12-month period. Stock selection within the industrials, financials, materials, and communication services sectors added the most in relative value. Stock selection within the health care and energy sectors detracted from relative performance. The biggest contributors to relative investment performance for the 12-month period were Spotify, Robinhood Markets, Royal Caribbean, Quanta Services, and Axon Enterprises. The biggest detractors from relative performance during the period were Trade Desk, Lam Research, Diamondback Energy, Entegris, and Roblox. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Spotify Technology	Positive	Spotify provides digital music services through Premium and Ad-Supported segments. The company reported first quarter 2025 financial results showing the strongest growth in Premium subscribers since 2020. Management highlighted the company’s business resilience (high engagement and retention) and flexibility (freemium model) as reasons for their success.

Robinhood Markets	Positive	Robinhood Markets is a financial services platform that provides retail brokerage and trading services, as well as cash management and debit card services. The company outperformed as equity options trading volumes touched all-time highs during the first quarter of 2025 and the crypto segment reported its second-largest quarter since 2021.

Diamondback Energy	Negative	Diamondback Energy engages in the acquisition, development, exploration, and exploitation of oil and natural gas. The company underperformed as an oversupplied oil market resulted in weaker commodity prices through much of 2025. The company’s management cut capital expenditures to focus on generating cash flow.

Trade Desk	Negative	Trade Desk provides a self-service, cloud-based ad-buying platform. The company posted weaker results for the fourth quarter of 2024 and issued lower than expected guidance for the first quarter of 2025. The company struggled to execute a large-scale reorganization, including the rollout of a new media buying platform called Kokai.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus Silvant Mid-Cap Growth Fund (Class A/RMDAX) at NAV(1)	27.36%	13.18%	13.03%
Virtus Silvant Mid-Cap Growth Fund (Class A/RMDAX) at POP(2),(3)	20.36%	11.90%	12.39%
FT Wilshire 5000 Index	15.21%	16.16%	13.18%
Russell Midcap® Growth Index	26.49%	12.65%	12.13%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 402,076,000
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 1,636,000
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$402,076
Total number of portfolio holdings	77
Total advisory fee paid (‘000s)	$1,636
Portfolio turnover rate as of the end of the reporting period	43%

Holdings [Text Block]
Asset Allocation(1)
Industrials	25%
Information Technology	20%
Consumer Discretionary	16%
Financials	12%
Health Care	12%
Communication Services	8%
Utilities	4%
Other	3%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000021717 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Silvant Mid-Cap Growth Fund
Class Name	Class C
Trading Symbol	RMDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Silvant Mid-Cap Growth Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Mid-Cap Growth Fund Class C / RMDCX	$201	1.78%

Expenses Paid, Amount	$ 201
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund’s investment process seeks to identify fundamental bottom-up key metrics that drive stock price performance. As those metrics change over time, investor expectations change, leading to positive or negative stock price reactions. The Fund demonstrated positive stock selection relative to the Russell Midcap® Growth Index in six major economic sectors. In addition, the Fund held approximately 36 stocks that gained more than 20% during the 12-month period. Stock selection within the industrials, financials, materials, and communication services sectors added the most in relative value. Stock selection within the health care and energy sectors detracted from relative performance. The biggest contributors to relative investment performance for the 12-month period were Spotify, Robinhood Markets, Royal Caribbean, Quanta Services, and Axon Enterprises. The biggest detractors from relative performance during the period were Trade Desk, Lam Research, Diamondback Energy, Entegris, and Roblox. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Spotify Technology	Positive	Spotify provides digital music services through Premium and Ad-Supported segments. The company reported first quarter 2025 financial results showing the strongest growth in Premium subscribers since 2020. Management highlighted the company’s business resilience (high engagement and retention) and flexibility (freemium model) as reasons for their success.

Robinhood Markets	Positive	Robinhood Markets is a financial services platform that provides retail brokerage and trading services, as well as cash management and debit card services. The company outperformed as equity options trading volumes touched all-time highs during the first quarter of 2025 and the crypto segment reported its second-largest quarter since 2021.

Diamondback Energy	Negative	Diamondback Energy engages in the acquisition, development, exploration, and exploitation of oil and natural gas. The company underperformed as an oversupplied oil market resulted in weaker commodity prices through much of 2025. The company’s management cut capital expenditures to focus on generating cash flow.

Trade Desk	Negative	Trade Desk provides a self-service, cloud-based ad-buying platform. The company posted weaker results for the fourth quarter of 2024 and issued lower than expected guidance for the first quarter of 2025. The company struggled to execute a large-scale reorganization, including the rollout of a new media buying platform called Kokai.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus Silvant Mid-Cap Growth Fund (Class C/RMDCX) at NAV(1) and with CDSC(2)	26.14%	12.24%	12.16%
FT Wilshire 5000 Index	15.21%	16.16%	13.18%
Russell Midcap® Growth Index	26.49%	12.65%	12.13%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 402,076,000
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 1,636,000
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$402,076
Total number of portfolio holdings	77
Total advisory fee paid (‘000s)	$1,636
Portfolio turnover rate as of the end of the reporting period	43%

Holdings [Text Block]
Asset Allocation(1)
Industrials	25%
Information Technology	20%
Consumer Discretionary	16%
Financials	12%
Health Care	12%
Communication Services	8%
Utilities	4%
Other	3%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000021719 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Silvant Mid-Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	DRMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Silvant Mid-Cap Growth Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Mid-Cap Growth Fund Institutional Class / DRMCX	$86	0.76%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund’s investment process seeks to identify fundamental bottom-up key metrics that drive stock price performance. As those metrics change over time, investor expectations change, leading to positive or negative stock price reactions. The Fund demonstrated positive stock selection relative to the Russell Midcap® Growth Index in six major economic sectors. In addition, the Fund held approximately 36 stocks that gained more than 20% during the 12-month period. Stock selection within the industrials, financials, materials, and communication services sectors added the most in relative value. Stock selection within the health care and energy sectors detracted from relative performance. The biggest contributors to relative investment performance for the 12-month period were Spotify, Robinhood Markets, Royal Caribbean, Quanta Services, and Axon Enterprises. The biggest detractors from relative performance during the period were Trade Desk, Lam Research, Diamondback Energy, Entegris, and Roblox. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Spotify Technology	Positive	Spotify provides digital music services through Premium and Ad-Supported segments. The company reported first quarter 2025 financial results showing the strongest growth in Premium subscribers since 2020. Management highlighted the company’s business resilience (high engagement and retention) and flexibility (freemium model) as reasons for their success.

Robinhood Markets	Positive	Robinhood Markets is a financial services platform that provides retail brokerage and trading services, as well as cash management and debit card services. The company outperformed as equity options trading volumes touched all-time highs during the first quarter of 2025 and the crypto segment reported its second-largest quarter since 2021.

Diamondback Energy	Negative	Diamondback Energy engages in the acquisition, development, exploration, and exploitation of oil and natural gas. The company underperformed as an oversupplied oil market resulted in weaker commodity prices through much of 2025. The company’s management cut capital expenditures to focus on generating cash flow.

Trade Desk	Negative	Trade Desk provides a self-service, cloud-based ad-buying platform. The company posted weaker results for the fourth quarter of 2024 and issued lower than expected guidance for the first quarter of 2025. The company struggled to execute a large-scale reorganization, including the rollout of a new media buying platform called Kokai.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
(1)“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus Silvant Mid-Cap Growth Fund (Institutional Class/DRMCX) at NAV(1)	27.53%	13.43%	13.36%
FT Wilshire 5000 Index	15.21%	16.16%	13.18%
Russell Midcap® Growth Index	26.49%	12.65%	12.13%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 402,076,000
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 1,636,000
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$402,076
Total number of portfolio holdings	77
Total advisory fee paid (‘000s)	$1,636
Portfolio turnover rate as of the end of the reporting period	43%

Holdings [Text Block]
Asset Allocation(1)
Industrials	25%
Information Technology	20%
Consumer Discretionary	16%
Financials	12%
Health Care	12%
Communication Services	8%
Utilities	4%
Other	3%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000204682 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Silvant Mid-Cap Growth Fund
Class Name	Class R6
Trading Symbol	RMDZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Silvant Mid-Cap Growth Fund (“Fund”) for the period of June 18, 2025 (inception) to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Mid-Cap Growth Fund Class R6 / RMDZX	$2	0.67%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund’s investment process seeks to identify fundamental bottom-up key metrics that drive stock price performance. As those metrics change over time, investor expectations change, leading to positive or negative stock price reactions. The Fund demonstrated positive stock selection relative to the Russell Midcap® Growth Index in six major economic sectors. In addition, the Fund held approximately 36 stocks that gained more than 20% during the 12-month period. Stock selection within the industrials, financials, materials, and communication services sectors added the most in relative value. Stock selection within the health care and energy sectors detracted from relative performance. The biggest contributors to relative investment performance for the 12-month period were Spotify, Robinhood Markets, Royal Caribbean, Quanta Services, and Axon Enterprises. The biggest detractors from relative performance during the period were Trade Desk, Lam Research, Diamondback Energy, Entegris, and Roblox. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Spotify Technology	Positive	Spotify provides digital music services through Premium and Ad-Supported segments. The company reported first quarter 2025 financial results showing the strongest growth in Premium subscribers since 2020. Management highlighted the company’s business resilience (high engagement and retention) and flexibility (freemium model) as reasons for their success.

Robinhood Markets	Positive	Robinhood Markets is a financial services platform that provides retail brokerage and trading services, as well as cash management and debit card services. The company outperformed as equity options trading volumes touched all-time highs during the first quarter of 2025 and the crypto segment reported its second-largest quarter since 2021.

Diamondback Energy	Negative	Diamondback Energy engages in the acquisition, development, exploration, and exploitation of oil and natural gas. The company underperformed as an oversupplied oil market resulted in weaker commodity prices through much of 2025. The company’s management cut capital expenditures to focus on generating cash flow.

Trade Desk	Negative	Trade Desk provides a self-service, cloud-based ad-buying platform. The company posted weaker results for the fourth quarter of 2024 and issued lower than expected guidance for the first quarter of 2025. The company struggled to execute a large-scale reorganization, including the rollout of a new media buying platform called Kokai.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values of Class R6 shares from June 18, 2025 (Inception) to June 30, 2025. It assumes a $2,500,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for period ended 6/30/25	Since Inception
Virtus Silvant Mid-Cap Growth Fund (Class R6/RMDZX) at NAV(1)	3.81%
FT Wilshire 5000 Index	3.71%
Russell Midcap® Growth Index	2.96%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Jun. 18, 2025
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 402,076,000
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 1,636,000
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$402,076
Total number of portfolio holdings	77
Total advisory fee paid (‘000s)	$1,636
Portfolio turnover rate as of the end of the reporting period	43%

Holdings [Text Block]
Asset Allocation(1)
Industrials	25%
Information Technology	20%
Consumer Discretionary	16%
Financials	12%
Health Care	12%
Communication Services	8%
Utilities	4%
Other	3%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000034948 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Emerging Markets Opportunities Fund
Class Name	Class A
Trading Symbol	AOTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Emerging Markets Opportunities Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Emerging Markets Opportunities Fund Class A / AOTAX	$133	1.29%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Positive stock selection in Taiwan, United Arab Emirates, and South Korea contributed to Fund performance relative to the MSCI Emerging Markets Index (net) during the fiscal year. Stock selection in China was the biggest detractor. On a sector basis, materials and real estate contributed the most toward the Fund’s performance. The biggest individual contributors to performance during the 12-month period were SK Hynix, OTP Bank, Emaar Development, Geely Automobile, and China Hongqiao Group. The biggest detractors from performance during the period were Alibaba, LG Innoteck, Kia, Xiaomi, and Infosys. The following table outlines key factors that materially affected the Fund’s performance relative to its benchmark during the reporting period.
FACTOR	IMPACT	SUMMARY
Federal Reserve (Fed) policy and U.S. dollar weakening	Positive	A depreciating U.S. dollar benefited EM currencies, which in turn supported EM equity markets.
Rise of the role of the Middle East in geopolitics	Positive	The Middle East is generally immune to global trade tariff turmoil and has stepped up its role in peacemaking in the region. This involvement was a positive change for local economies.
U.S. trade tariff	Negative	The U.S. initiated a global trade tariff negotiation during the reporting period. Emerging markets (EM) exporters underperformed as a result.
China’s government support for technology	Negative	China made breakthroughs in artificial intelligence (AI) and semiconductor technology that led to a rally in high-volatility technology stocks.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus Emerging Markets Opportunities Fund (Class A/AOTAX) at NAV(1)	5.67%	6.86%	4.19%
Virtus Emerging Markets Opportunities Fund (Class A/AOTAX) at POP(2),(3)	(0.14)%	5.66%	3.60%
MSCI Emerging Markets Index (net)	15.29%	6.81%	4.81%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 172,266,000
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 973,000
Investment Company Portfolio Turnover	146.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$172,266
Total number of portfolio holdings	73
Total advisory fee paid (‘000s)	$973
Portfolio turnover rate as of the end of the reporting period	146%

Holdings [Text Block]
Asset Allocation(1)
Banks	22%
Semiconductors & Semiconductor Equipment	17%
Interactive Media & Services	6%
Food Products	6%
Passenger Airlines	5%
Metals & Mining	4%
Broadline Retail	4%
Insurance	4%
Entertainment	3%
Consumer Finance	3%
Oil, Gas & Consumable Fuels	3%
Other	23%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000034949 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Emerging Markets Opportunities Fund
Class Name	Class C
Trading Symbol	AOTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Emerging Markets Opportunities Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Emerging Markets Opportunities Fund Class C / AOTCX	$209	2.04%

Expenses Paid, Amount	$ 209
Expense Ratio, Percent	2.04%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Positive stock selection in Taiwan, United Arab Emirates, and South Korea contributed to Fund performance relative to the MSCI Emerging Markets Index (net) during the fiscal year. Stock selection in China was the biggest detractor. On a sector basis, materials and real estate contributed the most toward the Fund’s performance. The biggest individual contributors to performance during the 12-month period were SK Hynix, OTP Bank, Emaar Development, Geely Automobile, and China Hongqiao Group. The biggest detractors from performance during the period were Alibaba, LG Innoteck, Kia, Xiaomi, and Infosys. The following table outlines key factors that materially affected the Fund’s performance relative to its benchmark during the reporting period.
FACTOR	IMPACT	SUMMARY
Federal Reserve (Fed) policy and U.S. dollar weakening	Positive	A depreciating U.S. dollar benefited EM currencies, which in turn supported EM equity markets.
Rise of the role of the Middle East in geopolitics	Positive	The Middle East is generally immune to global trade tariff turmoil and has stepped up its role in peacemaking in the region. This involvement was a positive change for local economies.
U.S. trade tariff	Negative	The U.S. initiated a global trade tariff negotiation during the reporting period. Emerging markets (EM) exporters underperformed as a result.
China’s government support for technology	Negative	China made breakthroughs in artificial intelligence (AI) and semiconductor technology that led to a rally in high-volatility technology stocks.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus Emerging Markets Opportunities Fund (Class C/AOTCX) at NAV(1) and with CDSC(2)	4.89%	6.07%	3.41%
MSCI Emerging Markets Index (net)	15.29%	6.81%	4.81%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 172,266,000
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 973,000
Investment Company Portfolio Turnover	146.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$172,266
Total number of portfolio holdings	73
Total advisory fee paid (‘000s)	$973
Portfolio turnover rate as of the end of the reporting period	146%

Holdings [Text Block]
Asset Allocation(1)
Banks	22%
Semiconductors & Semiconductor Equipment	17%
Interactive Media & Services	6%
Food Products	6%
Passenger Airlines	5%
Metals & Mining	4%
Broadline Retail	4%
Insurance	4%
Entertainment	3%
Consumer Finance	3%
Oil, Gas & Consumable Fuels	3%
Other	23%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000034951 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Emerging Markets Opportunities Fund
Class Name	Institutional Class
Trading Symbol	AOTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Emerging Markets Opportunities Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Emerging Markets Opportunities Fund Institutional Class / AOTIX	$97	0.94%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Positive stock selection in Taiwan, United Arab Emirates, and South Korea contributed to Fund performance relative to the MSCI Emerging Markets Index (net) during the fiscal year. Stock selection in China was the biggest detractor. On a sector basis, materials and real estate contributed the most toward the Fund’s performance. The biggest individual contributors to performance during the 12-month period were SK Hynix, OTP Bank, Emaar Development, Geely Automobile, and China Hongqiao Group. The biggest detractors from performance during the period were Alibaba, LG Innoteck, Kia, Xiaomi, and Infosys. The following table outlines key factors that materially affected the Fund’s performance relative to its benchmark during the reporting period.
FACTOR	IMPACT	SUMMARY
Federal Reserve (Fed) policy and U.S. dollar weakening	Positive	A depreciating U.S. dollar benefited EM currencies, which in turn supported EM equity markets.
Rise of the role of the Middle East in geopolitics	Positive	The Middle East is generally immune to global trade tariff turmoil and has stepped up its role in peacemaking in the region. This involvement was a positive change for local economies.
U.S. trade tariff	Negative	The U.S. initiated a global trade tariff negotiation during the reporting period. Emerging markets (EM) exporters underperformed as a result.
China’s government support for technology	Negative	China made breakthroughs in artificial intelligence (AI) and semiconductor technology that led to a rally in high-volatility technology stocks.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus Emerging Markets Opportunities Fund (Institutional Class/AOTIX) at NAV(1)	6.04%	7.24%	4.56%
MSCI Emerging Markets Index (net)	15.29%	6.81%	4.81%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 172,266,000
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 973,000
Investment Company Portfolio Turnover	146.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$172,266
Total number of portfolio holdings	73
Total advisory fee paid (‘000s)	$973
Portfolio turnover rate as of the end of the reporting period	146%

Holdings [Text Block]
Asset Allocation(1)
Banks	22%
Semiconductors & Semiconductor Equipment	17%
Interactive Media & Services	6%
Food Products	6%
Passenger Airlines	5%
Metals & Mining	4%
Broadline Retail	4%
Insurance	4%
Entertainment	3%
Consumer Finance	3%
Oil, Gas & Consumable Fuels	3%
Other	23%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000164305 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Emerging Markets Opportunities Fund
Class Name	Class R6
Trading Symbol	AEMOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Emerging Markets Opportunities Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Emerging Markets Opportunities Fund Class R6 / AEMOX	$92	0.89%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Positive stock selection in Taiwan, United Arab Emirates, and South Korea contributed to Fund performance relative to the MSCI Emerging Markets Index (net) during the fiscal year. Stock selection in China was the biggest detractor. On a sector basis, materials and real estate contributed the most toward the Fund’s performance. The biggest individual contributors to performance during the 12-month period were SK Hynix, OTP Bank, Emaar Development, Geely Automobile, and China Hongqiao Group. The biggest detractors from performance during the period were Alibaba, LG Innoteck, Kia, Xiaomi, and Infosys. The following table outlines key factors that materially affected the Fund’s performance relative to its benchmark during the reporting period.
FACTOR	IMPACT	SUMMARY
Federal Reserve (Fed) policy and U.S. dollar weakening	Positive	A depreciating U.S. dollar benefited EM currencies, which in turn supported EM equity markets.
Rise of the role of the Middle East in geopolitics	Positive	The Middle East is generally immune to global trade tariff turmoil and has stepped up its role in peacemaking in the region. This involvement was a positive change for local economies.
U.S. trade tariff	Negative	The U.S. initiated a global trade tariff negotiation during the reporting period. Emerging markets (EM) exporters underperformed as a result.
China’s government support for technology	Negative	China made breakthroughs in artificial intelligence (AI) and semiconductor technology that led to a rally in high-volatility technology stocks.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (December 14, 2015). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	Since Inception
Virtus Emerging Markets Opportunities Fund (Class R6/AEMOX) at NAV(1)	6.10%	7.29%	7.07%
MSCI Emerging Markets Index (net)	15.29%	6.81%	7.52%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Dec. 14, 2015
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 172,266,000
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 973,000
Investment Company Portfolio Turnover	146.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$172,266
Total number of portfolio holdings	73
Total advisory fee paid (‘000s)	$973
Portfolio turnover rate as of the end of the reporting period	146%

Holdings [Text Block]
Asset Allocation(1)
Banks	22%
Semiconductors & Semiconductor Equipment	17%
Interactive Media & Services	6%
Food Products	6%
Passenger Airlines	5%
Metals & Mining	4%
Broadline Retail	4%
Insurance	4%
Entertainment	3%
Consumer Finance	3%
Oil, Gas & Consumable Fuels	3%
Other	23%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000043488 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Income & Growth Fund
Class Name	Class A
Trading Symbol	AZNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Income & Growth Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Income & Growth Fund Class A / AZNAX	$120	1.14%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund was positively impacted by market strength across equities, convertible securities, and high yield bonds—the three asset classes utilized by the multi-asset Fund. From a sector perspective, the Fund’s exposure to information technology, communication services, and financials benefited performance the most. Conversely, only one sector – health care – detracted from performance over the 12-month period. Among individual holdings, the top contributors were Nvidia, Tesla, Meta Platforms, Lumen Technologies, and Microstrategy. The top detractors were UnitedHealth Group, Danaher, Wolfspeed, Target, and Regeneron Pharmaceuticals. In addition, most written options positions expired below the strike price and the Fund was able to retain the set premiums. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Artificial intelligence (AI) and cloud migration	Positive	Continued optimism around AI and the buildout of cloud storage benefited the Fund’s holdings in semiconductor companies and hyperscalers (companies that provide cloud computing and data management services to large organizations), among others.

Regulatory uncertainty	Negative	A dynamic regulatory environment spurred by the new presidential administration weighed on the Fund’s positions in pharmaceuticals, health insurance, and retail, as well as solar and clean energy stocks.

The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus Income & Growth Fund (Class A/AZNAX) at NAV(1)	10.50%	8.50%	7.57%
Virtus Income & Growth Fund (Class A/AZNAX) at POP(2),(3)	4.42%	7.28%	6.96%
S&P 500® Index	15.16%	16.64%	13.65%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 4,681,372,000
Holdings Count | Holding	402
Advisory Fees Paid, Amount	$ 31,149,000
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$4,681,372
Total number of portfolio holdings	402
Total advisory fee paid (‘000s)	$31,149
Portfolio turnover rate as of the end of the reporting period	76%

Holdings [Text Block]
Asset Allocation(1)
Common Stocks		33%
Semiconductors & Semiconductor Equipment	5%
Software	4%
Interactive Media & Services	2%
All other Common Stocks	22%
Corporate Bonds and Notes		33%
Media	4%
Financial Services	2%
Oil, Gas & Consumable Fuels	2%
All other Corporate Bonds and Notes	25%
Convertible Bonds and Notes		23%
Internet	4%
Software	4%
Commercial Services	2%
All other Convertible Bonds and Notes	13%
Equity-Linked Notes		6%
Financial Services	3%
Banks	3%
Convertible Preferred Stocks		5%
Total		100%
(1)	Percentage of total investments as of June 30, 2025.

C000043489 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Income & Growth Fund
Class Name	Class C
Trading Symbol	AZNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Income & Growth Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Income & Growth Fund Class C / AZNCX	$199	1.90%

Expenses Paid, Amount	$ 199
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund was positively impacted by market strength across equities, convertible securities, and high yield bonds—the three asset classes utilized by the multi-asset Fund. From a sector perspective, the Fund’s exposure to information technology, communication services, and financials benefited performance the most. Conversely, only one sector – health care – detracted from performance over the 12-month period. Among individual holdings, the top contributors were Nvidia, Tesla, Meta Platforms, Lumen Technologies, and Microstrategy. The top detractors were UnitedHealth Group, Danaher, Wolfspeed, Target, and Regeneron Pharmaceuticals. In addition, most written options positions expired below the strike price and the Fund was able to retain the set premiums. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Artificial intelligence (AI) and cloud migration	Positive	Continued optimism around AI and the buildout of cloud storage benefited the Fund’s holdings in semiconductor companies and hyperscalers (companies that provide cloud computing and data management services to large organizations), among others.

Regulatory uncertainty	Negative	A dynamic regulatory environment spurred by the new presidential administration weighed on the Fund’s positions in pharmaceuticals, health insurance, and retail, as well as solar and clean energy stocks.

The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus Income & Growth Fund (Class C/AZNCX) at NAV(1) and with CDSC(2)	9.72%	7.67%	6.76%
S&P 500® Index	15.16%	16.64%	13.65%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 4,681,372,000
Holdings Count | Holding	402
Advisory Fees Paid, Amount	$ 31,149,000
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$4,681,372
Total number of portfolio holdings	402
Total advisory fee paid (‘000s)	$31,149
Portfolio turnover rate as of the end of the reporting period	76%

Holdings [Text Block]
Asset Allocation(1)
Common Stocks		33%
Semiconductors & Semiconductor Equipment	5%
Software	4%
Interactive Media & Services	2%
All other Common Stocks	22%
Corporate Bonds and Notes		33%
Media	4%
Financial Services	2%
Oil, Gas & Consumable Fuels	2%
All other Corporate Bonds and Notes	25%
Convertible Bonds and Notes		23%
Internet	4%
Software	4%
Commercial Services	2%
All other Convertible Bonds and Notes	13%
Equity-Linked Notes		6%
Financial Services	3%
Banks	3%
Convertible Preferred Stocks		5%
Total		100%
(1)	Percentage of total investments as of June 30, 2025.

C000043491 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Income & Growth Fund
Class Name	Institutional Class
Trading Symbol	AZNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Income & Growth Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Income & Growth Fund Institutional Class / AZNIX	$95	0.90%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund was positively impacted by market strength across equities, convertible securities, and high yield bonds—the three asset classes utilized by the multi-asset Fund. From a sector perspective, the Fund’s exposure to information technology, communication services, and financials benefited performance the most. Conversely, only one sector – health care – detracted from performance over the 12-month period. Among individual holdings, the top contributors were Nvidia, Tesla, Meta Platforms, Lumen Technologies, and Microstrategy. The top detractors were UnitedHealth Group, Danaher, Wolfspeed, Target, and Regeneron Pharmaceuticals. In addition, most written options positions expired below the strike price and the Fund was able to retain the set premiums. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Artificial intelligence (AI) and cloud migration	Positive	Continued optimism around AI and the buildout of cloud storage benefited the Fund’s holdings in semiconductor companies and hyperscalers (companies that provide cloud computing and data management services to large organizations), among others.

Regulatory uncertainty	Negative	A dynamic regulatory environment spurred by the new presidential administration weighed on the Fund’s positions in pharmaceuticals, health insurance, and retail, as well as solar and clean energy stocks.

The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus Income & Growth Fund (Institutional Class/AZNIX) at NAV(1)	10.76%	8.77%	7.89%
S&P 500® Index	15.16%	16.64%	13.65%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 4,681,372,000
Holdings Count | Holding	402
Advisory Fees Paid, Amount	$ 31,149,000
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$4,681,372
Total number of portfolio holdings	402
Total advisory fee paid (‘000s)	$31,149
Portfolio turnover rate as of the end of the reporting period	76%

Holdings [Text Block]
Asset Allocation(1)
Common Stocks		33%
Semiconductors & Semiconductor Equipment	5%
Software	4%
Interactive Media & Services	2%
All other Common Stocks	22%
Corporate Bonds and Notes		33%
Media	4%
Financial Services	2%
Oil, Gas & Consumable Fuels	2%
All other Corporate Bonds and Notes	25%
Convertible Bonds and Notes		23%
Internet	4%
Software	4%
Commercial Services	2%
All other Convertible Bonds and Notes	13%
Equity-Linked Notes		6%
Financial Services	3%
Banks	3%
Convertible Preferred Stocks		5%
Total		100%
(1)	Percentage of total investments as of June 30, 2025.

C000128360 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Small-Cap Fund
Class Name	Class A
Trading Symbol	AZBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Small-Cap Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Small-Cap Fund Class A / AZBAX	$123	1.17%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Positive stock selection in health care and industrials contributed the most toward the Fund’s performance relative to the Russell 2000® Index during the 12-month period. Stock selection in financials was the biggest detractor. The biggest individual contributors to performance during the 12-month period were Cerence, Adma Biologics, Comfort Systems, SSR Mining, and Primoris Services. The biggest detractors from performance during the period were Genesco, Rocket Lab, Bausch Health, Carpenter Technology, and Sprouts Farmers. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Strong labor market	Positive	The labor market continued to show resilience and consumption continued to grow during the reporting period. This provided support to consumer discretionary stocks.
Artificial intelligence (AI) growth	Positive	A series of smaller software and financial technology (fintech) companies benefited from the ongoing growth in AI.
Higher interest rates	Negative	Small-capitalization stocks are disproportionately affected by high interest rates. Many rely on floating-rate debt, which makes them vulnerable in high interest rate environments such as that experienced during the fiscal year.

Trade policy and tariffs	Negative	Trade policy caused significant volatility in the equity markets, which typically causes unease among investors toward smaller-cap stocks.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus Small-Cap Fund (Class A/AZBAX) at NAV(1)	10.20%	11.73%	7.99%
Virtus Small-Cap Fund (Class A/AZBAX) at POP(2),(3)	4.14%	10.47%	7.38%
FT Wilshire 5000 Index	15.21%	16.16%	13.18%
Russell 2000® Index	7.68%	10.04%	7.12%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 93,828,000
Holdings Count | Holding	214
Advisory Fees Paid, Amount	$ 494,000
Investment Company Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$93,828
Total number of portfolio holdings	214
Total advisory fee paid (‘000s)	$494
Portfolio turnover rate as of the end of the reporting period	95%

Holdings [Text Block]
Asset Allocation(1)
Software	9%
Biotechnology	8%
Semiconductors & Semiconductor Equipment	6%
Construction & Engineering	6%
Aerospace & Defense	5%
Pharmaceuticals	5%
Diversified Consumer Services	5%
Banks	4%
Financial Services	4%
Insurance	4%
Other (includes short-term investment)	44%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000128361 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Small-Cap Fund
Class Name	Class C
Trading Symbol	AZBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Small-Cap Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Small-Cap Fund Class C / AZBCX	$201	1.92%

Expenses Paid, Amount	$ 201
Expense Ratio, Percent	1.92%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Positive stock selection in health care and industrials contributed the most toward the Fund’s performance relative to the Russell 2000® Index during the 12-month period. Stock selection in financials was the biggest detractor. The biggest individual contributors to performance during the 12-month period were Cerence, Adma Biologics, Comfort Systems, SSR Mining, and Primoris Services. The biggest detractors from performance during the period were Genesco, Rocket Lab, Bausch Health, Carpenter Technology, and Sprouts Farmers. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Strong labor market	Positive	The labor market continued to show resilience and consumption continued to grow during the reporting period. This provided support to consumer discretionary stocks.
Artificial intelligence (AI) growth	Positive	A series of smaller software and financial technology (fintech) companies benefited from the ongoing growth in AI.
Higher interest rates	Negative	Small-capitalization stocks are disproportionately affected by high interest rates. Many rely on floating-rate debt, which makes them vulnerable in high interest rate environments such as that experienced during the fiscal year.

Trade policy and tariffs	Negative	Trade policy caused significant volatility in the equity markets, which typically causes unease among investors toward smaller-cap stocks.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus Small-Cap Fund (Class C/AZBCX) at NAV(1) and with CDSC(2)	9.39%	10.89%	7.18%
FT Wilshire 5000 Index	15.21%	16.16%	13.18%
Russell 2000® Index	7.68%	10.04%	7.12%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 93,828,000
Holdings Count | Holding	214
Advisory Fees Paid, Amount	$ 494,000
Investment Company Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$93,828
Total number of portfolio holdings	214
Total advisory fee paid (‘000s)	$494
Portfolio turnover rate as of the end of the reporting period	95%

Holdings [Text Block]
Asset Allocation(1)
Software	9%
Biotechnology	8%
Semiconductors & Semiconductor Equipment	6%
Construction & Engineering	6%
Aerospace & Defense	5%
Pharmaceuticals	5%
Diversified Consumer Services	5%
Banks	4%
Financial Services	4%
Insurance	4%
Other (includes short-term investment)	44%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000128362 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Small-Cap Fund
Class Name	Institutional Class
Trading Symbol	AZBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Small-Cap Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Small-Cap Fund Institutional Class / AZBIX	$86	0.82%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Positive stock selection in health care and industrials contributed the most toward the Fund’s performance relative to the Russell 2000® Index during the 12-month period. Stock selection in financials was the biggest detractor. The biggest individual contributors to performance during the 12-month period were Cerence, Adma Biologics, Comfort Systems, SSR Mining, and Primoris Services. The biggest detractors from performance during the period were Genesco, Rocket Lab, Bausch Health, Carpenter Technology, and Sprouts Farmers. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Strong labor market	Positive	The labor market continued to show resilience and consumption continued to grow during the reporting period. This provided support to consumer discretionary stocks.
Artificial intelligence (AI) growth	Positive	A series of smaller software and financial technology (fintech) companies benefited from the ongoing growth in AI.
Higher interest rates	Negative	Small-capitalization stocks are disproportionately affected by high interest rates. Many rely on floating-rate debt, which makes them vulnerable in high interest rate environments such as that experienced during the fiscal year.

Trade policy and tariffs	Negative	Trade policy caused significant volatility in the equity markets, which typically causes unease among investors toward smaller-cap stocks.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	10 Years
Virtus Small-Cap Fund (Institutional Class/AZBIX) at NAV(1)	10.63%	12.12%	8.37%
FT Wilshire 5000 Index	15.21%	16.16%	13.18%
Russell 2000® Index	7.68%	10.04%	7.12%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 93,828,000
Holdings Count | Holding	214
Advisory Fees Paid, Amount	$ 494,000
Investment Company Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$93,828
Total number of portfolio holdings	214
Total advisory fee paid (‘000s)	$494
Portfolio turnover rate as of the end of the reporting period	95%

Holdings [Text Block]
Asset Allocation(1)
Software	9%
Biotechnology	8%
Semiconductors & Semiconductor Equipment	6%
Construction & Engineering	6%
Aerospace & Defense	5%
Pharmaceuticals	5%
Diversified Consumer Services	5%
Banks	4%
Financial Services	4%
Insurance	4%
Other (includes short-term investment)	44%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000164306 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Small-Cap Fund
Class Name	Class R6
Trading Symbol	ASCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Small-Cap Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Small-Cap Fund Class R6 / ASCFX	$81	0.77%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Positive stock selection in health care and industrials contributed the most toward the Fund’s performance relative to the Russell 2000® Index during the 12-month period. Stock selection in financials was the biggest detractor. The biggest individual contributors to performance during the 12-month period were Cerence, Adma Biologics, Comfort Systems, SSR Mining, and Primoris Services. The biggest detractors from performance during the period were Genesco, Rocket Lab, Bausch Health, Carpenter Technology, and Sprouts Farmers. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Strong labor market	Positive	The labor market continued to show resilience and consumption continued to grow during the reporting period. This provided support to consumer discretionary stocks.
Artificial intelligence (AI) growth	Positive	A series of smaller software and financial technology (fintech) companies benefited from the ongoing growth in AI.
Higher interest rates	Negative	Small-capitalization stocks are disproportionately affected by high interest rates. Many rely on floating-rate debt, which makes them vulnerable in high interest rate environments such as that experienced during the fiscal year.

Trade policy and tariffs	Negative	Trade policy caused significant volatility in the equity markets, which typically causes unease among investors toward smaller-cap stocks.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (August 22, 2018). It assumes a $2,500,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/25	1 Year	5 Years	Since Inception
Virtus Small-Cap Fund (Class R6/ASCFX) at NAV(1)	10.66%	12.16%	6.28%
FT Wilshire 5000 Index	15.21%	16.16%	13.13%
Russell 2000® Index	7.68%	10.04%	4.89%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Aug. 22, 2018
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 93,828,000
Holdings Count | Holding	214
Advisory Fees Paid, Amount	$ 494,000
Investment Company Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$93,828
Total number of portfolio holdings	214
Total advisory fee paid (‘000s)	$494
Portfolio turnover rate as of the end of the reporting period	95%

Holdings [Text Block]
Asset Allocation(1)
Software	9%
Biotechnology	8%
Semiconductors & Semiconductor Equipment	6%
Construction & Engineering	6%
Aerospace & Defense	5%
Pharmaceuticals	5%
Diversified Consumer Services	5%
Banks	4%
Financial Services	4%
Insurance	4%
Other (includes short-term investment)	44%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.